UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: October 31

Date of reporting period: April 30, 2022

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	April 30, 2022

WESTERN ASSET

MACRO OPPORTUNITIES FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Macro Opportunities Fund for the six-month reporting period ended April 30, 2022. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 31, 2022

II	Western Asset Macro Opportunities Fund

Performance review

For the six months ended April 30, 2022, Class A shares of Western Asset Macro Opportunities Fund, excluding sales charges, returned -20.39%. The Fund’s unmanaged benchmarks, the ICE BofA 3-Month U.S. Treasury Bill Index1,i and the ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Indexii, returned 0.07% and -0.05%, respectively, for the same period. The Lipper Alternative Credit Focus Funds Category Averageiii returned -5.25% over the same time frame.

Performance Snapshot as of April 30, 2022 (unaudited)
(excluding sales charges)	6 months
Western Asset Macro Opportunities Fund:
Class A	-20.39%
Class C	-20.66%
Class FI	-20.39%
Class I	-20.28%
Class IS	-20.23%
ICE BofA 3-Month U.S. Treasury Bill Index	0.07%
ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index	-0.05%
Lipper Alternative Credit Focus Funds Category Average	-5.25%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended April 30, 2022 for Class A, Class C, Class FI, Class I and Class IS shares were 2.87%, 2.19%, 2.94%, 3.18% and 3.29%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yields for Class A and Class FI shares would have been 2.78% and 2.93%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

[1]	Effective March 1, 2022, the ICE BofA 3-Month U.S. Treasury Bill Index replaced the ICE BofA US Dollar 3-Month Deposit Offered Constant Maturity Index as the Fund’s benchmark.

Western Asset Macro Opportunities Fund	III

Performance review (cont’d)

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated March 1, 2022, the gross total annual fund operating expense ratios for Class A, Class C, Class FI, Class I and Class IS shares were 1.57%, 2.27%, 1.60%, 1.30% and 1.21%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 31, 2022

RISKS: Fixed income securities involve interest rate, credit, inflation and reinvestment risks. As interest rates rise, the value of fixed income securities falls. High yield (“junk”) bonds possess greater price volatility, illiquidity, and possibility of default. Asset-backed, mortgage-backed or mortgage related securities are subject to prepayment and extension risks. International investments are subject to special risks, including currency fluctuations, as well as social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses and have a potentially large impact on Fund performance. The Fund may use derivatives to a significant extent, which could result in substantial losses and greater volatility in the Fund’s net assets. Potential active and frequent trading may result in higher transaction costs and increased investor liability. The use of leverage may increase volatility and the possibility of loss. The manager’s investment style may become out of favor and/or the manager’s selection process may prove incorrect, which may have a negative impact on the Fund’s performance. The Fund is non-diversified, which means it may invest its assets in a larger percentage of its assets in a smaller number of issuers than a diversified fund. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

IV	Western Asset Macro Opportunities Fund

[i]

The ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged index that comprises a single U.S. Treasury issue with approximately three months to final maturity, purchased at the beginning of each month and held for one full month.

ii

ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index is based on the assumed purchase of a synthetic instrument having three months to maturity and with a coupon equal to the closing quote for three-month LIBOR. That issue is sold the following day (priced at a yield equal to the current day closing three-month LIBOR rate) and is rolled into a new three-month instrument. The Index, therefore, will always have a constant maturity equal to exactly three months.

iii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended April 30, 2022 including the reinvestment of all distributions, including returns of capital, if any, calculated among the 98 funds in the Fund’s Lipper category, and excluding sales charges, if any.

Western Asset Macro Opportunities Fund	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of April 30, 2022 and October 31, 2021 and does not include derivatives, such as written options, futures contracts, forward foreign currency contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡	Represents less than 0.1%.

Western Asset Macro Opportunities Fund 2022 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2021 and held for the six months ended April 30, 2022.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	-20.39%	$1,000.00	$796.10	1.58%	$7.04	Class A	5.00%	$1,000.00	$1,016.96	1.58%	$7.90
Class C	-20.66	1,000.00	793.40	2.30	10.23	Class C	5.00	1,000.00	1,013.39	2.30	11.48
Class FI	-20.39	1,000.00	796.10	1.63	7.26	Class FI	5.00	1,000.00	1,016.71	1.63	8.15
Class I	-20.28	1,000.00	797.20	1.32	5.88	Class I	5.00	1,000.00	1,018.25	1.32	6.61
Class IS	-20.23	1,000.00	797.70	1.21	5.39	Class IS	5.00	1,000.00	1,018.79	1.21	6.06

2	Western Asset Macro Opportunities Fund 2022 Semi-Annual Report

[1]	For the six months ended April 30, 2022.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Western Asset Macro Opportunities Fund 2022 Semi-Annual Report	3

Schedule of investments (unaudited)

April 30, 2022

Western Asset Macro Opportunities Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 32.5%
Communication Services — 1.9%
Diversified Telecommunication Services — 0.2%
Altice France SA, Senior Secured Notes	5.500%	1/15/28	2,250,000	$1,985,535	(a)
Altice France SA, Senior Secured Notes	5.500%	10/15/29	200,000	170,227	(a)
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	80,000	71,024
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	120,000	107,377
Total Diversified Telecommunication Services				2,334,163
Entertainment — 0.5%
Magallanes Inc., Senior Notes	5.141%	3/15/52	2,600,000	2,322,771	(a)
Magallanes Inc., Senior Notes	5.391%	3/15/62	3,240,000	2,881,393	(a)
Total Entertainment				5,204,164
Media — 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	70,000	61,191	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	2/1/32	110,000	94,733	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	1,480,000	1,247,825
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	2,270,000	2,197,299
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	240,000	239,205
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	730,000	676,793
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	270,000	194,922
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	110,000	90,320
DISH DBS Corp., Senior Notes	5.125%	6/1/29	420,000	328,553
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	240,000	220,806	(a)
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	30,000	26,891	(a)

See Notes to Financial Statements.

4	Western Asset Macro Opportunities Fund 2022 Semi-Annual Report

Western Asset Macro Opportunities Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	190,000	$213,372
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	5/15/29	550,000	509,658	(a)
Total Media				6,101,568
Wireless Telecommunication Services — 0.6%
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	960,000	913,603	(a)
CSC Holdings LLC, Senior Notes	5.750%	1/15/30	1,590,000	1,322,474	(a)
CSC Holdings LLC, Senior Notes	4.125%	12/1/30	1,120,000	925,848	(a)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	1,220,000	1,004,286	(a)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	250,000	318,125
Sprint Corp., Senior Notes	7.625%	2/15/25	300,000	319,461
T-Mobile USA Inc., Senior Notes	2.250%	2/15/26	160,000	147,374
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	500,000	432,860
T-Mobile USA Inc., Senior Notes	3.375%	4/15/29	30,000	27,174
T-Mobile USA Inc., Senior Notes	2.875%	2/15/31	370,000	314,641
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	630,000	559,251	(a)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	410,000	352,327	(a)
Total Wireless Telecommunication Services				6,637,424
Total Communication Services				20,277,319
Consumer Discretionary — 3.2%
Automobiles — 0.7%
Ford Motor Co., Senior Notes	3.250%	2/12/32	130,000	105,863
Ford Motor Credit Co. LLC, Senior Notes	3.375%	11/13/25	300,000	288,409
Ford Motor Credit Co. LLC, Senior Notes	4.389%	1/8/26	220,000	212,554
Ford Motor Credit Co. LLC, Senior Notes	2.700%	8/10/26	200,000	178,546
Ford Motor Credit Co. LLC, Senior Notes	4.271%	1/9/27	1,120,000	1,056,950
Ford Motor Credit Co. LLC, Senior Notes	4.950%	5/28/27	1,510,000	1,472,371
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/10/29	200,000	166,789
Ford Motor Credit Co. LLC, Senior Notes	5.113%	5/3/29	420,000	398,511
Nissan Motor Co. Ltd., Senior Notes	4.345%	9/17/27	1,920,000	1,832,188	(a)
Nissan Motor Co. Ltd., Senior Notes	4.810%	9/17/30	2,170,000	2,038,262	(a)
Total Automobiles				7,750,443

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2022 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

April 30, 2022

Western Asset Macro Opportunities Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Diversified Consumer Services — 0.1%
Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	450,000	$432,216	(a)
Wesleyan University, Senior Notes	4.781%	7/1/2116	690,000	667,016
Total Diversified Consumer Services				1,099,232
Hotels, Restaurants & Leisure — 0.9%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.875%	1/15/28	280,000	258,016	(a)
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.500%	2/15/29	280,000	247,625	(a)
Carnival Corp., Senior Notes	5.750%	3/1/27	2,940,000	2,667,168	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.375%	5/1/25	300,000	306,843	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.750%	5/1/28	190,000	192,898	(a)
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	1,470,000	1,413,173
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	130,000	119,897
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	8/31/26	650,000	606,541	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	7/15/27	2,000,000	1,840,660	(a)
Sands China Ltd., Senior Notes	5.125%	8/8/25	760,000	738,032
Sands China Ltd., Senior Notes	2.550%	3/8/27	620,000	524,780	(a)
Sands China Ltd., Senior Notes	3.100%	3/8/29	630,000	511,925	(a)
Total Hotels, Restaurants & Leisure				9,427,558
Internet & Direct Marketing Retail — 1.5%
Alibaba Group Holding Ltd., Senior Notes	4.200%	12/6/47	3,980,000	3,332,477
Alibaba Group Holding Ltd., Senior Notes	3.150%	2/9/51	1,580,000	1,108,236
Amazon.com Inc., Senior Notes	4.950%	12/5/44	350,000	381,478
Amazon.com Inc., Senior Notes	4.050%	8/22/47	4,500,000	4,392,046	(b)
Amazon.com Inc., Senior Notes	4.250%	8/22/57	550,000	548,262
Amazon.com Inc., Senior Notes	2.700%	6/3/60	4,890,000	3,485,908
Amazon.com Inc., Senior Notes	4.100%	4/13/62	1,650,000	1,578,562
Prosus NV, Senior Notes	4.027%	8/3/50	1,550,000	1,079,984	(a)
Total Internet & Direct Marketing Retail				15,906,953
Total Consumer Discretionary				34,184,186

See Notes to Financial Statements.

6	Western Asset Macro Opportunities Fund 2022 Semi-Annual Report

Western Asset Macro Opportunities Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Consumer Staples — 0.8%
Beverages — 0.1%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	190,000	$203,301
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.500%	6/1/50	750,000	703,278
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.800%	1/23/59	470,000	513,437
Total Beverages				1,420,016
Food Products — 0.2%
Kraft Heinz Foods Co., Senior Notes	4.250%	3/1/31	140,000	135,838
Kraft Heinz Foods Co., Senior Notes	6.750%	3/15/32	20,000	22,923
Kraft Heinz Foods Co., Senior Notes	6.875%	1/26/39	50,000	57,399
Kraft Heinz Foods Co., Senior Notes	7.125%	8/1/39	10,000	11,717	(a)
Kraft Heinz Foods Co., Senior Notes	4.625%	10/1/39	10,000	9,244
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	240,000	231,407
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	620,000	607,776
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	760,000	666,977
Kraft Heinz Foods Co., Senior Notes	4.875%	10/1/49	360,000	335,842
Kraft Heinz Foods Co., Senior Notes	5.500%	6/1/50	280,000	282,732
Total Food Products				2,361,855
Tobacco — 0.5%
Altria Group Inc., Senior Notes	4.400%	2/14/26	415,000	419,833
Altria Group Inc., Senior Notes	2.450%	2/4/32	690,000	553,079
Altria Group Inc., Senior Notes	5.800%	2/14/39	910,000	903,274
Altria Group Inc., Senior Notes	5.950%	2/14/49	140,000	137,086
Altria Group Inc., Senior Notes	6.200%	2/14/59	1,121,000	1,125,492
BAT Capital Corp., Senior Notes	3.557%	8/15/27	210,000	196,038
BAT Capital Corp., Senior Notes	4.540%	8/15/47	1,640,000	1,302,493
Reynolds American Inc., Senior Notes	6.150%	9/15/43	200,000	192,765
Total Tobacco				4,830,060
Total Consumer Staples				8,611,931
Energy — 11.9%
Energy Equipment & Services — 0.1%
Halliburton Co., Senior Notes	4.850%	11/15/35	1,250,000	1,263,884
Oil, Gas & Consumable Fuels — 11.8%
Apache Corp., Senior Notes	7.750%	12/15/29	190,000	210,712
Apache Corp., Senior Notes	6.000%	1/15/37	410,000	424,213
Apache Corp., Senior Notes	5.100%	9/1/40	6,730,000	6,101,283
Apache Corp., Senior Notes	5.250%	2/1/42	1,210,000	1,115,106

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2022 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

April 30, 2022

Western Asset Macro Opportunities Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Apache Corp., Senior Notes	7.375%	8/15/47	200,000	$214,372
Apache Corp., Senior Notes	5.350%	7/1/49	940,000	826,683
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	780,000	758,074	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.625%	12/15/25	580,000	598,099	(a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	200,000	177,303	(a)
Cheniere Corpus Christi Holdings LLC, Senior Secured Notes	5.125%	6/30/27	380,000	390,833
Cheniere Energy Inc., Senior Secured Notes	4.625%	10/15/28	240,000	232,505
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	430,000	368,329	(a)
Continental Resources Inc., Senior Notes	5.750%	1/15/31	1,000,000	1,023,735	(a)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	1,050,000	917,700
DCP Midstream LP, Junior Subordinated Notes (7.375% to 12/15/22 then 3 mo. USD LIBOR + 5.148%)	7.375%	12/15/22	860,000	819,150	(c)(d)
DCP Midstream Operating LP, Senior Notes	6.450%	11/3/36	660,000	738,989	(a)
DCP Midstream Operating LP, Senior Notes	6.750%	9/15/37	1,300,000	1,462,019	(a)
Devon Energy Corp., Senior Notes	8.250%	8/1/23	1,030,000	1,084,247
Devon Energy Corp., Senior Notes	5.850%	12/15/25	450,000	477,317
Devon Energy Corp., Senior Notes	5.250%	10/15/27	456,000	470,697
Devon Energy Corp., Senior Notes	5.875%	6/15/28	364,000	381,416
Devon Energy Corp., Senior Notes	4.500%	1/15/30	650,000	636,328
Devon Energy Corp., Senior Notes	7.875%	9/30/31	220,000	269,105
Devon Energy Corp., Senior Notes	7.950%	4/15/32	340,000	416,517
Devon Energy Corp., Senior Notes	5.000%	6/15/45	1,380,000	1,346,492
Ecopetrol SA, Senior Notes	5.375%	6/26/26	2,270,000	2,236,540
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	3,670,000	3,496,079	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	3,450,000	2,997,188	(c)(d)

See Notes to Financial Statements.

8	Western Asset Macro Opportunities Fund 2022 Semi-Annual Report

Western Asset Macro Opportunities Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	2,870,000	$2,769,550	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	4,570,000	4,323,677	(c)(d)
Energy Transfer LP, Senior Notes	6.850%	2/15/40	400,000	421,259
Energy Transfer LP, Senior Notes	6.500%	2/1/42	590,000	617,828
Energy Transfer LP, Senior Notes	6.100%	2/15/42	720,000	709,560
Energy Transfer LP, Senior Notes	5.400%	10/1/47	700,000	644,729
Energy Transfer LP, Senior Notes	6.000%	6/15/48	90,000	88,314
Energy Transfer LP, Senior Notes	6.250%	4/15/49	180,000	182,169
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	260,000	259,664
Enterprise Products Operating LLC, Senior Notes	6.125%	10/15/39	600,000	661,961
Enterprise Products Operating LLC, Senior Notes	5.950%	2/1/41	370,000	400,833
Enterprise Products Operating LLC, Senior Notes	5.100%	2/15/45	570,000	558,896
Enterprise Products Operating LLC, Senior Notes	4.250%	2/15/48	700,000	616,503
EQT Corp., Senior Notes	6.625%	2/1/25	50,000	52,104
EQT Corp., Senior Notes	3.125%	5/15/26	7,180,000	6,777,489	(a)
EQT Corp., Senior Notes	5.000%	1/15/29	90,000	89,834
EQT Corp., Senior Notes	7.500%	2/1/30	200,000	221,827
EQT Corp., Senior Notes	3.625%	5/15/31	560,000	507,637	(a)
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	9/1/23	540,000	541,305
Kinder Morgan Energy Partners LP, Senior Notes	4.250%	9/1/24	540,000	546,566
Kinder Morgan Energy Partners LP, Senior Notes	6.950%	1/15/38	70,000	79,842
MEG Energy Corp., Senior Notes	5.875%	2/1/29	120,000	117,599	(a)
MPLX LP, Senior Notes	4.875%	12/1/24	1,060,000	1,081,309
MPLX LP, Senior Notes	4.875%	6/1/25	500,000	510,549
MPLX LP, Senior Notes	4.800%	2/15/29	870,000	881,709
MPLX LP, Senior Notes	4.700%	4/15/48	1,210,000	1,068,923

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2022 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

April 30, 2022

Western Asset Macro Opportunities Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
MPLX LP, Senior Notes	5.500%	2/15/49	150,000	$146,888
Northern Oil and Gas Inc., Senior Notes	8.125%	3/1/28	650,000	647,559	(a)
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	1,040,000	1,092,099
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	830,000	851,696
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	860,000	809,423
Occidental Petroleum Corp., Senior Notes	6.625%	9/1/30	2,270,000	2,463,313
Occidental Petroleum Corp., Senior Notes	6.125%	1/1/31	7,390,000	7,777,273
Occidental Petroleum Corp., Senior Notes	0.000%	10/10/36	11,680,000	6,034,585
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	980,000	1,015,986
Occidental Petroleum Corp., Senior Notes	4.500%	7/15/44	2,780,000	2,395,137
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	3,620,000	3,127,952
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	1,420,000	1,550,058
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	510,000	438,172
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	1,110,000	925,840
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	2,800,000	2,324,826
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	1,070,000	1,172,479
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	1,140,000	1,171,515
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	1,320,000	1,164,900
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	1,540,000	1,106,467
Plains All American Pipeline LP, Junior Subordinated Notes (6.125% to 11/15/22 then 3 mo. USD LIBOR + 4.110%)	6.125%	11/15/22	800,000	674,000	(c)(d)
Plains All American Pipeline LP/PAA Finance Corp., Senior Notes	6.700%	5/15/36	560,000	578,629

See Notes to Financial Statements.

10	Western Asset Macro Opportunities Fund 2022 Semi-Annual Report

Western Asset Macro Opportunities Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Range Resources Corp., Senior Notes	5.000%	3/15/23	897,000	$900,436
Range Resources Corp., Senior Notes	8.250%	1/15/29	590,000	633,203
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	1,180,000	1,123,289	(a)
Schlumberger Holdings Corp., Senior Notes	4.000%	12/21/25	2,470,000	2,478,718	(a)
Shell International Finance BV, Senior Notes	2.750%	4/6/30	270,000	248,217
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	5,800,000	5,494,224
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.500%	3/1/30	270,000	268,020
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	430,000	413,974
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.000%	1/15/32	70,000	63,589
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	1,950,000	2,186,976
Western Midstream Operating LP, Senior Notes	3.600%	2/1/25	320,000	306,442
Western Midstream Operating LP, Senior Notes	3.950%	6/1/25	1,000,000	965,800
Western Midstream Operating LP, Senior Notes	4.650%	7/1/26	160,000	157,997
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	1,190,000	1,136,510
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	2,130,000	1,946,927
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	720,000	626,044
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	1,670,000	1,489,557
Western Midstream Operating LP, Senior Notes	5.750%	2/1/50	6,090,000	5,377,957
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	1,780,000	1,738,351
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	1,570,000	1,858,174
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	1,090,000	1,412,763
Williams Cos. Inc., Senior Notes	6.300%	4/15/40	840,000	937,393

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2022 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

April 30, 2022

Western Asset Macro Opportunities Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	250,000	$260,441
Williams Cos. Inc., Senior Notes	5.100%	9/15/45	150,000	146,616
Total Oil, Gas & Consumable Fuels				124,563,082
Total Energy				125,826,966
Financials — 6.7%
Banks — 4.0%
BAC Capital Trust XIV, Junior Subordinated Notes (3 mo. USD LIBOR + 0.400%, 4.000% floor)	4.000%	5/16/22	260,000	215,558	(c)(d)
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/10/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	1,630,000	1,616,691	(a)(c)(d)
Bank of America Corp., Junior Subordinated Notes (5.875% to 3/15/28 then 3 mo. USD LIBOR + 2.931%)	5.875%	3/15/28	4,900,000	4,696,895	(c)(d)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	710,000	613,952	(d)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. USD LIBOR + 3.150%)	4.083%	3/20/51	120,000	108,049	(d)
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	2,520,000	2,517,923
Barclays PLC, Junior Subordinated Notes (7.750% to 9/15/23 then USD 5 year ICE Swap Rate + 4.842%)	7.750%	9/15/23	1,780,000	1,800,025	(c)(d)
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	1,930,000	1,940,715	(d)
BNP Paribas SA, Junior Subordinated Notes (7.000% to 8/16/28 then USD 5 year ICE Swap Rate + 3.980%)	7.000%	8/16/28	200,000	206,125	(a)(c)(d)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	1,050,000	1,059,338	(a)(d)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. USD LIBOR + 2.567%)	5.198%	1/10/30	230,000	234,280	(a)(d)

See Notes to Financial Statements.

12	Western Asset Macro Opportunities Fund 2022 Semi-Annual Report

Western Asset Macro Opportunities Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Banks — continued
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	7,470,000		$7,311,262	(c)(d)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	1,250,000		1,240,625	(c)(d)
Citigroup Inc., Senior Notes	8.125%	7/15/39	1,301,000		1,795,329
Citigroup Inc., Senior Notes	4.650%	7/30/45	825,000		801,572
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	370,000		367,674
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	1,870,000		1,818,795
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	200,000		191,255
Credit Agricole SA, Junior Subordinated Notes (7.500% to 6/23/26 then GBP 5 year Swap Rate + 4.812%)	7.500%	6/23/26	1,680,000	GBP	2,201,960	(a)(c)(d)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	3,250,000		3,502,921	(a)(c)(d)
HSBC Holdings PLC, Junior Subordinated Notes (6.375% to 3/30/25 then USD 5 year ICE Swap Rate + 4.368%)	6.375%	3/30/25	860,000		864,863	(c)(d)
HSBC Holdings PLC, Senior Notes (4.583% to 6/19/28 then 3 mo. USD LIBOR + 1.535%)	4.583%	6/19/29	2,750,000		2,702,043	(d)
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	590,000		591,329
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	200,000		195,417	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	210,000		209,219	(a)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	110,000		95,689	(d)
JPMorgan Chase & Co., Senior Notes (3.897% to 1/23/48 then 3 mo. USD LIBOR + 1.220%)	3.897%	1/23/49	350,000		309,272	(d)
JPMorgan Chase & Co., Senior Notes (3.964% to 11/15/47 then 3 mo. USD LIBOR + 1.380%)	3.964%	11/15/48	10,000		8,865	(d)

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2022 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

April 30, 2022

Western Asset Macro Opportunities Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Wells Fargo & Co., Junior Subordinated Notes (5.875% to 6/15/25 then 3 mo. USD LIBOR + 3.990%)	5.875%	6/15/25	847,000	$855,470	(c)(d)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then SOFR + 4.502%)	5.013%	4/4/51	560,000	583,803	(d)
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	1,840,000	1,840,692
Total Banks				42,497,606
Capital Markets — 1.5%
Credit Suisse Group AG, Junior Subordinated Notes (5.250% to 8/11/27 then 5 year Treasury Constant Maturity Rate + 4.889%)	5.250%	2/11/27	4,080,000	3,595,500	(a)(c)(d)
Credit Suisse Group AG, Junior Subordinated Notes (6.375% to 8/21/26 then 5 year Treasury Constant Maturity Rate + 4.822%)	6.375%	8/21/26	200,000	188,778	(a)(c)(d)
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	300,000	292,605	(a)(c)(d)
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	570,000	565,896	(a)(c)(d)
Credit Suisse Group AG, Senior Notes	4.875%	5/15/45	530,000	495,765
Credit Suisse Group AG, Senior Notes (3.091% to 5/14/31 then SOFR + 1.730%)	3.091%	5/14/32	790,000	661,357	(a)(d)
Credit Suisse Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	630,000	584,564	(a)(d)
Goldman Sachs Capital II, Junior Subordinated Notes (3 mo. USD LIBOR + 0.768%, 4.000% floor)	4.000%	5/31/22	109,000	84,399	(c)(d)
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	290,000	287,786
Goldman Sachs Group Inc., Senior Notes (2.383% to 7/21/31 then SOFR + 1.248%)	2.383%	7/21/32	4,150,000	3,433,497	(d)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. USD LIBOR + 1.301%)	4.223%	5/1/29	430,000	420,503	(d)

See Notes to Financial Statements.

14	Western Asset Macro Opportunities Fund 2022 Semi-Annual Report

Western Asset Macro Opportunities Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Capital Markets — continued
Goldman Sachs Group Inc., Senior Notes (3.210% to 4/22/41 then SOFR + 1.513%)	3.210%	4/22/42	90,000	$72,624	(d)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	610,000	610,679
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	1,040,000	1,202,531
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	2,550,000	2,558,114
Morgan Stanley, Senior Notes (4.431% to 1/23/29 then 3 mo. USD LIBOR + 1.628%)	4.431%	1/23/30	60,000	59,488	(d)
Total Capital Markets				15,114,086
Diversified Financial Services — 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	7/1/22	173,000	173,569
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.300%	1/30/32	170,000	141,535
GE Capital International Funding Co. Unlimited Co., Senior Notes	4.418%	11/15/35	654,000	639,929
ILFC E-Capital Trust I Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.550%)	4.050%	12/21/65	740,000	579,050	(a)(d)
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	640,000	645,300
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	23,000	23,069	(a)
Park Aerospace Holdings Ltd., Senior Notes	4.500%	3/15/23	160,000	160,524	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	400,000	404,535	(a)
Toll Road Investors Partnership II LP	0.000%	2/15/24	520,000	476,641	(a)
Toll Road Investors Partnership II LP	0.000%	2/15/38	200,000	79,597	(a)
Vanguard Group Inc.	3.050%	8/22/50	2,610,000	2,030,397	(e)(f)
Total Diversified Financial Services				5,354,146

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2022 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

April 30, 2022

Western Asset Macro Opportunities Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Insurance — 0.7%
Highlands Holdings Bond Issuer Ltd./ Highlands Holdings Bond Co-Issuer Inc., Senior Secured Notes (7.625% Cash or 8.375% PIK)	7.625%	10/15/25	5,150,000	$5,237,189	(a)(g)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	1,910,000	1,933,261	(a)
Total Insurance				7,170,450
Total Financials				70,136,288
Health Care — 4.9%
Health Care Providers & Services — 0.8%
Centene Corp., Senior Notes	4.250%	12/15/27	450,000	437,022
Centene Corp., Senior Notes	4.625%	12/15/29	160,000	155,200
CommonSpirit Health, Secured Notes	4.350%	11/1/42	1,720,000	1,605,035
CommonSpirit Health, Senior Secured Notes	3.817%	10/1/49	630,000	546,545
Dignity Health, Secured Notes	5.267%	11/1/64	760,000	779,975
Hackensack Meridian Health Inc., Senior Secured Notes	4.211%	7/1/48	1,060,000	1,056,966
HCA Inc., Senior Notes	5.375%	2/1/25	150,000	154,500
HCA Inc., Senior Notes	7.690%	6/15/25	420,000	458,138
HCA Inc., Senior Notes	5.625%	9/1/28	60,000	62,091
HCA Inc., Senior Notes	3.500%	9/1/30	480,000	430,687
HCA Inc., Senior Notes	7.500%	11/15/95	1,250,000	1,454,687
HCA Inc., Senior Secured Notes	4.500%	2/15/27	240,000	241,028
UnitedHealth Group Inc., Senior Notes	3.125%	5/15/60	190,000	146,188
Willis-Knighton Medical Center, Secured Notes	4.813%	9/1/48	790,000	804,412
Total Health Care Providers & Services				8,332,474
Pharmaceuticals — 4.1%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	6,060,000	6,022,731	(a)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	6,860,000	6,894,300	(a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	1,130,000	823,634	(a)
Bausch Health Cos. Inc., Senior Notes	7.250%	5/30/29	1,140,000	863,789	(a)
Bausch Health Cos. Inc., Senior Notes	5.250%	1/30/30	300,000	208,584	(a)
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	530,000	513,766	(a)
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	2,097,000	2,073,493

See Notes to Financial Statements.

16	Western Asset Macro Opportunities Fund 2022 Semi-Annual Report

Western Asset Macro Opportunities Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Pharmaceuticals — continued
Teva Pharmaceutical Finance Co. LLC, Senior Notes	6.150%	2/1/36	4,146,000	$3,925,599
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	1,300,000	1,262,371
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	4,944,000	5,015,639
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	2,314,000	1,987,876
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.750%	3/1/28	520,000	528,873
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	1,430,000	1,300,285
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	15,917,000	11,394,025
Total Pharmaceuticals				42,814,965
Total Health Care				51,147,439
Industrials — 2.2%
Aerospace & Defense — 0.7%
Boeing Co., Senior Notes	2.700%	2/1/27	750,000	691,537
Boeing Co., Senior Notes	5.150%	5/1/30	1,950,000	1,938,658
Boeing Co., Senior Notes	3.250%	2/1/35	940,000	753,893
Boeing Co., Senior Notes	3.550%	3/1/38	170,000	136,223
Boeing Co., Senior Notes	5.705%	5/1/40	970,000	970,576
Boeing Co., Senior Notes	5.805%	5/1/50	1,990,000	1,993,870
Boeing Co., Senior Notes	5.930%	5/1/60	300,000	297,594
General Dynamics Corp., Senior Notes	4.250%	4/1/40	40,000	39,589
Total Aerospace & Defense				6,821,940
Air Freight & Logistics — 0.2%
XPO CNW Inc., Senior Notes	6.700%	5/1/34	1,510,000	1,551,436
XPO Logistics Inc., Senior Notes	6.250%	5/1/25	36,000	36,854	(a)
Total Air Freight & Logistics				1,588,290
Airlines — 1.1%
Delta Air Lines Inc., Senior Notes	3.800%	4/19/23	190,000	189,995
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	870,000	830,820
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	850,000	906,244
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	1,850,000	1,982,568	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	1,210,000	1,202,933	(a)

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2022 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

April 30, 2022

Western Asset Macro Opportunities Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Airlines — continued
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	1,110,000	$1,098,632	(a)
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Senior Secured Notes	5.750%	1/20/26	50,000	48,831	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	680,000	694,341	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	522,000	551,921	(a)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	3,420,000	3,305,430	(a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	1,220,000	1,121,113	(a)
Total Airlines				11,932,828
Building Products — 0.0%††
Builders FirstSource Inc., Senior Notes	4.250%	2/1/32	50,000	42,763	(a)
Commercial Services & Supplies — 0.1%
California Institute of Technology, Senior Notes	3.650%	9/1/2119	990,000	765,419
GFL Environmental Inc., Senior Secured Notes	4.250%	6/1/25	330,000	320,458	(a)
Total Commercial Services & Supplies				1,085,877
Industrial Conglomerates — 0.0%††
3M Co., Senior Notes	3.700%	4/15/50	470,000	428,192
Trading Companies & Distributors — 0.1%
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	110,000	95,945	(a)
United Rentals North America Inc., Secured Notes	3.875%	11/15/27	370,000	354,725
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	320,000	310,846
United Rentals North America Inc., Senior Notes	3.875%	2/15/31	120,000	106,008
Total Trading Companies & Distributors				867,524
Total Industrials				22,767,414

See Notes to Financial Statements.

18	Western Asset Macro Opportunities Fund 2022 Semi-Annual Report

Western Asset Macro Opportunities Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Information Technology — 0.0%††
Communications Equipment — 0.0%††
CommScope Inc., Senior Secured Notes	4.750%	9/1/29	120,000	$100,529	(a)
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	320,000	251,651	(a)
Total Communications Equipment				352,180
Semiconductors & Semiconductor Equipment — 0.0%††
Broadcom Inc., Senior Notes	3.187%	11/15/36	24,000	18,975	(a)
Total Information Technology				371,155
Materials — 0.5%
Containers & Packaging — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	690,000	593,856	(a)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	200,000	172,132	(a)
Total Containers & Packaging				765,988
Metals & Mining — 0.4%
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	310,000	341,245
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	220,000	221,361	(a)
Freeport-McMoRan Inc., Senior Notes	4.625%	8/1/30	240,000	232,167
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	150,000	151,150	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	2,920,000	2,934,834	(a)
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	780,000	776,408
Total Metals & Mining				4,657,165
Total Materials				5,423,153
Real Estate — 0.1%
Equity Real Estate Investment Trusts (REITs) — 0.1%
CTR Partnership LP/CareTrust Capital Corp., Senior Notes	3.875%	6/30/28	240,000	217,539	(a)
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	220,000	211,355
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	3.500%	3/15/31	590,000	502,049
Total Real Estate				930,943
Utilities — 0.3%
Electric Utilities — 0.3%
Enel Finance International NV, Senior Notes	6.000%	10/7/39	1,680,000	1,859,055	(a)
FirstEnergy Corp., Senior Notes	4.400%	7/15/27	1,320,000	1,282,175

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2022 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

April 30, 2022

Western Asset Macro Opportunities Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Electric Utilities — continued
FirstEnergy Corp., Senior Notes	5.350%	7/15/47	250,000	$234,059
Pacific Gas and Electric Co., First Mortgage Bonds	3.300%	8/1/40	200,000	145,975
Total Utilities				3,521,264
Total Corporate Bonds & Notes (Cost — $362,940,534)				343,198,058
U.S. Government & Agency Obligations — 26.3%
U.S. Government Obligations — 26.3%
U.S. Treasury Bonds	1.125%	8/15/40	170,000	121,952
U.S. Treasury Bonds	2.250%	5/15/41	940,000	814,844
U.S. Treasury Bonds	1.750%	8/15/41	7,620,000	6,039,445
U.S. Treasury Bonds	2.375%	2/15/42	8,920,000	7,884,444
U.S. Treasury Bonds	3.000%	5/15/45	29,750,000	28,799,395	(h)
U.S. Treasury Bonds	2.875%	5/15/49	2,860,000	2,774,759
U.S. Treasury Bonds	2.250%	8/15/49	4,600,000	3,933,180
U.S. Treasury Bonds	2.000%	2/15/50	4,020,000	3,246,464
U.S. Treasury Bonds	1.250%	5/15/50	12,620,000	8,416,455
U.S. Treasury Bonds	1.625%	11/15/50	31,780,000	23,370,714
U.S. Treasury Bonds	1.875%	2/15/51	56,310,000	44,148,360
U.S. Treasury Bonds	2.000%	8/15/51	13,470,000	10,886,496
U.S. Treasury Bonds	1.875%	11/15/51	48,335,000	37,924,094
U.S. Treasury Bonds	2.250%	2/15/52	95,071,000	81,657,076
U.S. Treasury Notes	1.750%	1/31/29	50,000	46,324
U.S. Treasury Notes	2.875%	4/30/29	17,090,000	17,012,561	(i)
Total U.S. Government & Agency Obligations (Cost — $326,948,098)				277,076,563
Sovereign Bonds — 20.5%
Argentina — 0.9%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	1,241,955	401,152
Argentine Republic Government International Bond, Senior Notes, Step bond (0.500% to 7/9/23 then 0.750%)	0.500%	7/9/30	8,707,393	2,755,977
Argentine Republic Government International Bond, Senior Notes, Step bond (2.000% to 7/9/22 then 3.875%)	2.000%	1/9/38	2,874,178	1,039,159
Provincia de Buenos Aires, Senior Notes, Step bond (3.900% to 9/1/22 then 5.250%)	3.900%	9/1/37	4,186,322	1,742,598	(a)
Provincia de Cordoba, Senior Notes, Step bond (5.000% to 6/10/22 then 6.875%)	5.000%	12/10/25	700,000	577,500	(j)

See Notes to Financial Statements.

20	Western Asset Macro Opportunities Fund 2022 Semi-Annual Report

Western Asset Macro Opportunities Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Argentina — continued
Provincia de Cordoba, Senior Notes, Step bond (5.000% to 6/10/22 then 6.875%)	5.000%	12/10/25	824,492		$680,206	(a)
Provincia de Cordoba, Senior Notes, Step bond (5.000% to 6/1/22 then 6.990%)	5.000%	6/1/27	2,600,000		1,866,800	(a)
Provincia de Cordoba, Senior Notes, Step bond (5.000% to 8/1/22 then 6.875% PIK)	5.000%	2/1/29	1,034,131		716,146	(a)(g)
Total Argentina					9,779,538
Australia — 0.6%
Australia Government Bond, Senior Notes	3.000%	3/21/47	6,260,000	AUD	4,087,327	(j)
Australia Government Bond, Senior Notes	1.750%	6/21/51	4,880,000	AUD	2,377,037	(j)
Total Australia					6,464,364
Brazil — 1.8%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	19,552,000	BRL	3,677,654
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/31	38,024,000	BRL	6,855,180
Brazilian Government International Bond, Senior Notes	4.250%	1/7/25	1,430,000		1,442,091
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	9,000,000		7,262,910
Total Brazil					19,237,835
China — 3.8%
China Government Bond	3.290%	5/23/29	160,000,000	CNY	25,070,002
China Government Bond	3.390%	3/16/50	32,230,000	CNY	4,888,585
China Government Bond, Senior Notes	4.000%	5/22/24	2,000,000	CNY	308,083	(j)
China Government Bond, Senior Notes	3.380%	11/21/24	11,000,000	CNY	1,676,017	(j)
China Government Bond, Senior Notes	3.390%	5/21/25	9,000,000	CNY	1,375,264	(j)
China Government Bond, Senior Notes	3.310%	11/30/25	10,500,000	CNY	1,606,089	(j)
China Government Bond, Senior Notes	3.480%	6/29/27	23,500,000	CNY	3,625,034	(j)
China Government Bond, Senior Notes	3.600%	6/27/28	2,000,000	CNY	310,640	(j)
China Government Bond, Senior Notes	4.290%	5/22/29	5,000,000	CNY	812,568	(j)
Total China					39,672,282
Dominican Republic — 0.2%
Dominican Republic International Bond, Senior Notes	5.875%	1/30/60	2,340,000		1,785,158	(a)

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2022 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

April 30, 2022

Western Asset Macro Opportunities Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Egypt — 0.0%††
Egypt Government Bond	18.400%	5/30/24	3,500,000	EGP	$202,733
Gabon — 0.4%
Gabon Government International Bond, Senior Notes	7.000%	11/24/31	4,010,000		3,651,185	(a)
Ghana — 0.1%
Ghana Government International Bond, Senior Notes	7.875%	3/26/27	320,000		225,555	(a)
Ghana Government International Bond, Senior Notes	10.750%	10/14/30	670,000		664,975	(a)
Ghana Government International Bond, Senior Notes	8.950%	3/26/51	910,000		529,256	(a)
Total Ghana					1,419,786
Indonesia — 7.0%
Indonesia Treasury Bond	8.375%	9/15/26	3,507,000,000	IDR	260,088
Indonesia Treasury Bond	7.000%	5/15/27	200,138,000,000	IDR	14,120,992
Indonesia Treasury Bond	8.250%	5/15/29	355,437,000,000	IDR	26,376,758
Indonesia Treasury Bond	6.500%	2/15/31	143,819,000,000	IDR	9,578,343
Indonesia Treasury Bond	8.375%	3/15/34	260,156,000,000	IDR	19,531,442
Indonesia Treasury Bond	8.250%	5/15/36	45,190,000,000	IDR	3,349,212
Indonesia Treasury Bond	8.375%	4/15/39	6,456,000,000	IDR	490,941
Indonesia Treasury Bond	7.375%	5/15/48	576,000,000	IDR	39,984
Total Indonesia					73,747,760
Ivory Coast — 0.6%
Ivory Coast Government International Bond, Senior Notes	4.875%	1/30/32	2,150,000	EUR	1,913,064	(a)
Ivory Coast Government International Bond, Senior Notes	5.750%	12/31/32	400,736		382,768	(j)
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	1,420,000		1,308,800	(j)
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	2,620,000		2,414,828	(a)
Total Ivory Coast					6,019,460
Kuwait — 0.1%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	1,370,000		1,388,621	(a)
Mexico — 3.9%
Mexican Bonos, Bonds	8.000%	11/7/47	271,630,000	MXN	11,734,190
Mexican Bonos, Senior Notes	7.750%	11/13/42	690,125,400	MXN	29,291,565
Total Mexico					41,025,755

See Notes to Financial Statements.

22	Western Asset Macro Opportunities Fund 2022 Semi-Annual Report

Western Asset Macro Opportunities Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Russia — 0.9%
Russian Federal Bond — OFZ	7.750%	9/16/26	218,960,000	RUB	$203,309	*(k)
Russian Federal Bond — OFZ	7.950%	10/7/26	218,960,000	RUB	203,309	*(k)
Russian Federal Bond — OFZ	8.150%	2/3/27	1,619,457,000	RUB	1,503,700	*(k)
Russian Federal Bond — OFZ	6.000%	10/6/27	226,900,000	RUB	210,681	*(k)
Russian Federal Bond — OFZ	7.050%	1/19/28	2,715,624,000	RUB	2,521,515	*(k)
Russian Federal Bond — OFZ	6.900%	5/23/29	1,267,125,000	RUB	1,176,553	*(k)
Russian Federal Bond — OFZ	7.650%	4/10/30	321,260,000	RUB	298,297	*(k)
Russian Federal Bond — OFZ	7.700%	3/23/33	437,180,000	RUB	405,931	*(k)
Russian Federal Bond — OFZ	7.250%	5/10/34	974,600,000	RUB	904,937	*(k)
Russian Federal Bond — OFZ	7.700%	3/16/39	1,611,280,000	RUB	1,496,108	*(k)
Total Russia					8,924,340
Supranational — 0.2%
European Bank for Reconstruction & Development, Senior Notes	5.000%	10/6/26	38,012,000,000	IDR	2,498,738
Total Sovereign Bonds (Cost — $368,222,906)					215,817,555
Collateralized Mortgage Obligations (l) — 5.3%
AREIT Trust, 2021-CRE5 B (1 mo. USD LIBOR + 1.820%)	2.374%	7/17/26	807,000		793,885	(a)(d)
Banc of America Funding Corp., 2015-R3 2A2	0.587%	2/27/37	2,247,640		2,036,845	(a)(d)
Benchmark Mortgage Trust, 2020-IG3 C	3.389%	9/15/48	1,190,000		1,011,803	(a)(d)
BX Trust, 2018-GWMZ MC (1 mo. USD LIBOR + 5.488%)	6.042%	5/15/37	6,500,000		6,293,711	(a)(d)
BX Trust, 2021-ARIA G (1 mo. USD LIBOR + 3.142%)	3.696%	10/15/36	2,570,000		2,473,952	(a)(d)
CSMC Trust, 2015-2R 7A2	2.443%	8/27/36	6,761,959		5,886,450	(a)(d)
CSMC Trust, 2019-RIO B (1 mo. USD LIBOR + 7.000%, 8.000% floor)	8.000%	12/15/22	6,260,000		6,118,960	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA3 B1 (1 mo. USD LIBOR + 5.100%)	5.768%	6/25/50	750,182		781,605	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA6 B1 (30 Day Average SOFR + 3.000%)	3.289%	12/25/50	2,180,000		2,029,143	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-HQ2 B (1 mo. USD LIBOR + 7.950%)	8.618%	5/25/25	1,536,045		1,560,978	(d)

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2022 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

April 30, 2022

Western Asset Macro Opportunities Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (l) — continued
Federal National Mortgage Association (FNMA) — CAS, 2017-C05 1B1 (1 mo. USD LIBOR + 3.600%)	4.268%	1/25/30	3,880,000	$3,888,683	(a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2017-C07 1M2 (1 mo. USD LIBOR + 2.400%)	3.068%	5/25/30	2,189,555	2,224,504	(a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2018-C01 1B1 (1 mo. USD LIBOR + 3.550%)	4.218%	7/25/30	5,280,000	5,252,754	(a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2019-R07 1B1 (1 mo. USD LIBOR + 3.400%)	4.068%	10/25/39	890,000	864,004	(a)(d)
GS Mortgage Securities Corp. II, 2018- SRP5 C (1 mo. USD LIBOR + 4.000%)	4.554%	9/15/31	7,800,120	2,919,615	(a)(d)
GS Mortgage Securities Corp. Trust, 2018-LUAU G (1 mo. USD LIBOR + 4.450%)	5.004%	11/15/32	1,032,000	999,325	(a)(d)
IMPAC Secured Assets Corp., 2006-3 A7 (1 mo. USD LIBOR + 0.540%)	1.208%	11/25/36	1,492,871	1,237,063	(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2018-PHMZ M (1 mo. USD LIBOR + 8.358%)	8.912%	6/15/35	10,570,000	105,837	(a)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2021-NYAH F (1 mo. USD LIBOR + 2.190%)	2.744%	6/15/38	344,000	331,214	(a)(d)
MHC Trust, 2021-MHC2 E (1 mo. USD LIBOR + 1.950%)	2.504%	5/15/23	3,350,000	3,228,646	(a)(d)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	96,690	47,598	(d)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	3,999	3,940	(d)
Morgan Stanley Capital I Trust, 2021-L7 XA, IO	1.219%	10/15/54	7,276,424	510,568	(d)
Residential Asset Securitization Trust, 2005-A15 1A4	5.750%	2/25/36	76,045	74,537
Residential Asset Securitization Trust, 2005-A15 2A11, IO (-1.000 x 1mo. USD LIBOR + 5.550%)	4.882%	2/25/36	1,670,887	274,373	(d)
Sequoia Mortgage Trust, 2004-3 M1 (1 mo. USD LIBOR + 0.750%)	1.344%	5/20/34	196,998	193,224	(d)

See Notes to Financial Statements.

24	Western Asset Macro Opportunities Fund 2022 Semi-Annual Report

Western Asset Macro Opportunities Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (l) — continued
SFO Commercial Mortgage Trust, 2021-555 D (1 mo. USD LIBOR + 2.400%)	2.954%	5/15/38	1,000,000	$961,434	(a)(d)
Starwood Retail Property Trust, 2014- STAR E (1 mo. USD LIBOR + 4.400%)	4.955%	11/15/27	5,070,000	51	(a)(d)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 G	5.000%	5/10/63	310,000	15,919	(a)(d)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 H	5.000%	5/10/63	309,998	1,577	(a)(d)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR2 B1 (1 mo. USD LIBOR + 0.795%)	1.463%	1/25/45	3,301,151	2,914,307	(d)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR17 A1C3 (1 mo. USD LIBOR + 0.960%)	1.628%	12/25/45	1,414,422	924,330	(d)
Total Collateralized Mortgage Obligations (Cost — $77,070,837)				55,960,835
Asset-Backed Securities — 4.8%
Aegis Asset Backed Securities Trust, 2003-3 M2 (1 mo. USD LIBOR + 2.475%)	3.143%	1/25/34	231,180	224,203	(d)
AGL CLO 6 Ltd., 2020-6A ER (3 mo. USD LIBOR + 6.500%)	7.563%	7/20/34	2,680,000	2,589,502	(a)(d)
Bain Capital Credit CLO Ltd., 2021-4A E (3 mo. USD LIBOR + 6.500%)	7.563%	10/20/34	1,900,000	1,845,711	(a)(d)
Bayview Financial Mortgage Pass- Through Trust, 2006-C 2A3 (1 mo. USD LIBOR + 0.435%)	1.184%	11/28/36	1,829,766	1,723,970	(d)
BlueMountain CLO XXIX Ltd., 2020-29A ER (3 mo. USD LIBOR + 6.860%)	8.044%	7/25/34	4,390,000	4,312,503	(a)(d)
Conseco Finance Corp., 1996-4 M1	7.750%	6/15/27	1,389,596	1,388,006	(d)
Dryden 95 CLO Ltd., 2021-95A SUB	0.000%	8/20/34	3,900,000	3,264,571	(a)(d)
Elmwood CLO II Ltd., 2019-2A SUB	0.000%	4/20/34	6,600,000	5,048,994	(a)(d)
Goldentree Loan Management US CLO 8 Ltd., 2020-8A FR (3 mo. USD LIBOR + 8.050%)	9.113%	10/20/34	2,300,000	2,059,526	(a)(d)
Hayfin US XIV Ltd., 2021-14A E (3 mo. USD LIBOR + 7.180%)	8.243%	7/20/34	5,110,000	4,752,970	(a)(d)
KeyCorp Student Loan Trust, 2005-A 2C (3 mo. USD LIBOR + 1.300%)	2.266%	12/27/38	3,288,326	3,149,607	(d)
Madison Park Funding XXVI Ltd., 2017-26A DR (3 mo. USD LIBOR + 3.000%)	4.239%	7/29/30	5,750,000	5,513,707	(a)(d)
Navient Private Education Refi Loan Trust, 2020-A B	3.160%	11/15/68	3,990,000	3,653,502	(a)

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2022 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

April 30, 2022

Western Asset Macro Opportunities Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Popular ABS Mortgage Pass-Through Trust, 2005-2 M2	6.217%	4/25/35	4,300,709	$3,520,617
RAMP Trust, 2006-RZ3 M1 (1 mo. USD LIBOR + 0.350%)	1.018%	8/25/36	1,361,888	1,333,244	(d)
RR 18 Ltd., 2021-18A D (3 mo. USD LIBOR + 6.250%)	7.294%	10/15/34	3,910,000	3,696,120	(a)(d)
SMB Private Education Loan Trust, 2021-A D2	3.860%	1/15/53	3,340,000	3,092,954	(a)
Total Asset-Backed Securities (Cost — $53,764,240)				51,169,707
Senior Loans — 1.3%
Communication Services — 0.5%
Diversified Telecommunication Services — 0.1%
Level 3 Financing Inc., 2027 Term Loan B (1 mo. USD LIBOR + 1.750%)	2.514%	3/1/27	843,320	816,228	(d)(m)(n)
Media — 0.4%
Charter Communications Operating LLC, Term Loan B1(1mo. USD LIBOR + 1.750%)	2.520%	4/30/25	1,360,654	1,351,967	(d)(m)(n)
Entercom Media Corp., Term Loan B2 (1 mo. USD LIBOR + 2.500%)	3.249%	11/18/24	61,162	59,958	(d)(m)(n)
Numericable U.S. LLC, USD Term Loan B12 (3 mo. USD LIBOR + 3.688%)	4.732%	1/31/26	807,861	801,427	(d)(m)(n)
Univision Communications Inc., 2021 Replacement Term Loan (1 mo. USD LIBOR + 3.250%)	4.014%	3/15/26	1,362,102	1,352,206	(d)(m)(n)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. USD LIBOR + 2.500%)	3.054%	1/31/28	360,000	355,541	(d)(m)(n)
Total Media				3,921,099
Total Communication Services				4,737,327
Consumer Discretionary — 0.3%
Diversified Consumer Services — 0.1%
Prime Security Services Borrower LLC, 2021 Refinancing Term Loan B1	3.500%	9/23/26	849,617	840,649	(d)(m)(n)
Hotels, Restaurants & Leisure — 0.2%
1011778 BC Unlimited Liability Co., Term Loan B4(1mo. USD LIBOR + 1.750%)	2.514%	11/19/26	1,003,639	986,386	(d)(m)(n)
Alterra Mountain Co., 2028 Term Loan B (1 mo. USD LIBOR + 3.500%)	4.264%	8/17/28	281,975	280,391	(d)(m)(n)

See Notes to Financial Statements.

26	Western Asset Macro Opportunities Fund 2022 Semi-Annual Report

Western Asset Macro Opportunities Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Hotels, Restaurants & Leisure — continued
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	3.514%	12/23/24	1,168,395	$1,164,370	(d)(m)(n)
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (1 mo. USD LIBOR + 1.750%)	2.418%	6/22/26	399,506	395,445	(d)(m)(n)
Total Hotels, Restaurants & Leisure				2,826,592
Total Consumer Discretionary				3,667,241
Financials — 0.1%
Capital Markets — 0.0%††
Edelman Financial Engines Center LLC, 2021 Refinancing Term Loan (1 mo. USD LIBOR + 3.500%)	4.264%	4/7/28	310,740	308,841	(d)(m)(n)
Diversified Financial Services — 0.0%††
Jane Street Group LLC, Dollar Term Loan (1 mo. USD LIBOR + 2.750%)	3.514%	1/26/28	329,887	326,588	(d)(m)(n)
Insurance — 0.1%
Asurion LLC, New Term Loan B7 (1 mo. USD LIBOR + 3.000%)	3.764%	11/3/24	552,771	547,985	(d)(m)(n)
Total Financials				1,183,414
Health Care — 0.2%
Health Care Providers & Services — 0.1%
LifePoint Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	4.499%	11/16/25	731,578	724,071	(d)(m)(n)
Phoenix Guarantor Inc., Term Loan B1 (1 mo. USD LIBOR + 3.250%)	4.014%	3/5/26	272,331	268,271	(d)(m)(n)
Total Health Care Providers & Services				992,342
Health Care Technology — 0.1%
Change Healthcare Holdings LLC, Closing Date Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 2.500%)	3.500%	3/1/24	934,652	934,017	(d)(m)(n)
Total Health Care				1,926,359
Industrials — 0.2%
Building Products — 0.2%
Hunter Douglas Holding BV, Term Loan B1 (the greater of 1 mo. Term SOFR or 0.500% + 3.500%)	4.000%	2/26/29	1,900,000	1,813,550	(d)(m)(n)

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2022 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

April 30, 2022

Western Asset Macro Opportunities Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Materials — 0.0%††
Containers & Packaging — 0.0%††
Berry Global Inc., Term Loan Z (1 mo. USD LIBOR + 1.750%)	2.238%	7/1/26	271,961	$268,197	(d)(m)(n)
Reynolds Consumer Products LLC, Initial Term Loan (1 mo. USD LIBOR + 1.750%)	2.514%	2/4/27	231,146	227,911	(d)(m)(n)
Total Materials				496,108
Total Senior Loans (Cost — $14,036,871)				13,823,999

	Expiration Date	Contracts	Notional Amount†
Purchased Options — 0.8%
Exchange-Traded Purchased Options — 0.7%
90-Day Eurodollar Futures, Call @ $97.13	12/18/23	4,430	11,075,000	6,174,312
Eurodollar 1-Year Mid-Curve Futures, Call @ $96.56	5/13/22	441	1,102,500	79,931
Japanese Yen Futures, Call @ $78.50	5/6/22	66	82,500	14,850
Japanese Yen Futures, Call @ $79.50	5/6/22	33	41,250	2,475
Japanese Yen Futures, Call @ $81.00	5/6/22	64	80,000	800
Japanese Yen Futures, Call @ $82.00	5/6/22	102	127,500	1,275
Japanese Yen Futures, Call @ $82.50	5/6/22	64	80,000	400
Japanese Yen Futures, Call @ $83.00	5/6/22	99	123,750	619
Japanese Yen Futures, Call @ $77.50	6/3/22	64	80,000	85,600
Japanese Yen Futures, Call @ $79.00	6/3/22	33	41,250	22,275
U.S. Treasury 5-Year Notes Futures, Call @ $112.50	5/6/22	323	323,000	164,024
U.S. Treasury 5-Year Notes Futures, Call @ $112.75	5/20/22	324	324,000	194,906
U.S. Treasury 5-Year Notes Futures, Call @ $113.25	5/20/22	195	195,000	73,125
U.S. Treasury 10-Year Notes Futures, Call @ $119.00	5/20/22	162	162,000	169,594
U.S. Treasury 10-Year Notes Futures, Call @ $120.00	5/20/22	260	260,000	154,375
U.S. Treasury Long-Term Bonds Futures, Call @ $140.00	5/20/22	65	65,000	155,391
Total Exchange-Traded Purchased Options (Cost — $8,508,507)				7,293,952

See Notes to Financial Statements.

28	Western Asset Macro Opportunities Fund 2022 Semi-Annual Report

Western Asset Macro Opportunities Fund

(Percentages shown based on Fund net assets)

Security	Counterparty	Expiration Date	Contracts	Notional Amount†	Value
OTC Purchased Options — 0.1%
U.S. Dollar/Brazilian Real, Put @ 4.90BRL	Morgan Stanley & Co. Inc.	7/29/22	10,423,000	10,423,000	$233,608
U.S. Dollar/Colombian Peso, Put @ 3,875.00COP	Morgan Stanley & Co. Inc.	7/26/22	10,420,000	10,420,000	195,572
U.S. Dollar/Indian Rupee, Put @ 75.99INR	Morgan Stanley & Co. Inc.	6/17/22	16,980,000	16,980,000	73,269
U.S. Dollar/Japanese Yen, Put @ 116.00JPY	Morgan Stanley & Co. Inc.	6/23/22	22,554,790	22,554,790	15,609
U.S. Dollar/Japanese Yen, Put @ 113.00JPY	Morgan Stanley & Co. Inc.	9/21/22	22,554,790	22,554,790	57,150
U.S. Dollar/Mexican Peso, Put @ 20.60MXN	JPMorgan Chase & Co.	7/27/22	11,510,000	11,510,000	248,230
Total OTC Purchased Options (Cost — $971,036)					823,438
Total Purchased Options (Cost — $9,479,543)					8,117,390

		Rate	Maturity Date	Face Amount†
Municipal Bonds — 0.4%
California — 0.0%††
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A		7.000%	10/1/39	360,000	418,726	(a)
Regents of the University of California, CA, Medical Center Pooled Revenue, Taxable Bonds, Series N		3.706%	5/15/2120	205,000	155,208
Total California					573,934
Illinois — 0.3%
State of Illinois, GO		5.100%	6/1/33	2,925,000	2,994,952
Michigan — 0.1%
Detroit, MI, GO, Financial Recovery, Series B1, Step bond (4.000% to 4/1/34 then 6.000%)		4.000%	4/1/44	820,000	684,166
Total Municipal Bonds (Cost — $4,102,695)					4,253,052

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2022 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

April 30, 2022

Western Asset Macro Opportunities Fund

(Percentages shown based on Fund net assets)

Security			Shares		Value
Common Stocks — 0.1%
Energy — 0.0%††
Oil, Gas & Consumable Fuels — 0.0%††
Berry Corp.			40,182		$440,796
Financials — 0.1%
Capital Markets — 0.1%
EG Acquisition Corp., Class A Shares			99,745		970,519	*
Total Common Stocks (Cost — $1,397,828)					1,411,315

Rate		Maturity Date	Face Amount†
Non-U.S. Treasury Inflation Protected Securities — 0.1%
Brazil — 0.1%
Brazil Notas do Tesouro Nacional Serie B, Notes (Cost — $1,029,494)	6.000%	5/15/23	5,587,163	BRL	1,143,171

		Expiration Date	Warrants
Warrants — 0.0%††
Financials — 0.0%††
Capital Markets — 0.0%††
EG Acquisition Corp., Class A Shares (Cost — $67,285)		5/28/28	70,273		15,460	*
Total Investments before Short-Term Investments (Cost — $1,219,060,331)					971,987,105

Rate			Shares
Short-Term Investments — 0.4%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $4,200,488)	0.198%		4,200,488		4,200,488	(o)
Total Investments — 92.5% (Cost — $1,223,260,819)					976,187,593
Other Assets in Excess of Liabilities — 7.5%					79,201,557
Total Net Assets — 100.0%					$1,055,389,150

See Notes to Financial Statements.

30	Western Asset Macro Opportunities Fund 2022 Semi-Annual Report

Western Asset Macro Opportunities Fund

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).
(f)	Security is valued using significant unobservable inputs (Note 1).

(g)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(h)	All or a portion of this security is held at the broker as collateral for OTC derivatives.
(i)	Securities traded on a when-issued or delayed delivery basis.

(j)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(k)	The coupon payment on this security is currently in default as of April 30, 2022.

(l)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(m)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(n)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(o)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At April 30, 2022, the total market value of investments in Affiliated Companies was $4,200,488 and the cost was $4,200,488 (Note 8).

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2022 Semi-Annual Report	31

Schedule of investments (unaudited) (cont’d)

April 30, 2022

Western Asset Macro Opportunities Fund

Abbreviation(s) used in this schedule:

AUD	— Australian Dollar

BRL	— Brazilian Real

CAS	— Connecticut Avenue Securities

CLO	— Collateralized Loan Obligation

CNY	— Chinese Yuan Renminbi

COP	— Colombian Peso

EGP	— Egyptian Pound

EUR	— Euro

GBP	— British Pound

GO	— General Obligation

GTD	— Guaranteed

ICE	— Intercontinental Exchange

IDR	— Indonesian Rupiah

INR	— Indian Rupee

IO	— Interest Only

JPY	— Japanese Yen

LIBOR	— London Interbank Offered Rate

MXN	— Mexican Peso

OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)

PIK	— Payment-In-Kind

REMIC	— Real Estate Mortgage Investment Conduit

RUB	— Russian Ruble

SOFR	— Secured Overnight Financing Rate

USD	— United States Dollar

Schedule of Written Options
Exchange-Traded Written Options

Security	Expiration Date	Strike Price		Contracts	Notional Amount†	Value
90-Day Eurodollar Futures, Call	6/13/22	$98.75		650	1,625,000	$(8,125)
90-Day Eurodollar Futures, Call	12/19/22	97.50		972	2,430,000	(443,475)
90-Day Eurodollar Futures, Call	12/19/22	98.50		772	1,930,000	(86,850)
90-Day Eurodollar Futures, Call	12/19/22	99.00		325	812,500	(20,313)
90-Day Eurodollar Futures, Call	12/18/23	97.00		1,301	3,252,500	(1,984,025)
90-Day Eurodollar Futures, Call	12/18/23	97.88		2,195	5,487,500	(1,728,562)
90-Day Eurodollar Futures, Call	12/18/23	98.00		6,665	16,662,500	(4,748,812)
Australian Dollar Futures, Call	5/6/22	71.50		32	32,000	(9,600)
Euro Futures, Call	5/6/22	1.06		64	8,000,000	(67,200)
Euro Futures, Call	6/3/22	1.06		96	12,000,000	(140,400)
Euro-Bund Futures, Call	5/20/22	156.00	EUR	195	19,500,000	(121,372)
Euro-Bund Futures, Call	5/20/22	158.00	EUR	65	6,500,000	(17,829)
Eurodollar 1-Year Mid-Curve Futures, Call	5/13/22	96.75		882	2,205,000	(66,150)

See Notes to Financial Statements.

32	Western Asset Macro Opportunities Fund 2022 Semi-Annual Report

Western Asset Macro Opportunities Fund

Schedule of Written Options (cont’d)
Security	Expiration Date	Strike Price	Contracts	Notional Amount†	Value
Japanese Yen Futures, Put	5/6/22	$78.00	66	82,500	$(77,550)
U.S. Treasury 5-Year Notes Futures, Call	5/6/22	113.00	1,186	1,186,000	(305,766)
U.S. Treasury 5-Year Notes Futures, Call	5/6/22	113.25	645	645,000	(110,859)
U.S. Treasury 5-Year Notes Futures, Call	5/20/22	113.00	156	156,000	(74,344)
U.S. Treasury 5-Year Notes Futures, Call	5/20/22	113.50	905	905,000	(261,602)
U.S. Treasury 5-Year Notes Futures, Call	5/20/22	114.00	5,991	5,991,000	(982,901)
U.S. Treasury 5-Year Notes Futures, Call	5/20/22	114.50	2,968	2,968,000	(278,250)
U.S. Treasury 5-Year Notes Futures, Call	5/20/22	114.75	3,540	3,540,000	(248,908)
U.S. Treasury 5-Year Notes Futures, Call	5/20/22	115.00	128	128,000	(7,000)
U.S. Treasury 5-Year Notes Futures, Put	5/20/22	112.75	258	258,000	(175,359)
U.S. Treasury 5-Year Notes Futures, Put	5/20/22	113.00	1,391	1,391,000	(1,119,321)
U.S. Treasury 10-Year Notes Futures, Call	5/6/22	119.50	645	645,000	(292,266)
U.S. Treasury 10-Year Notes Futures, Call	5/6/22	119.75	96	96,000	(33,000)
U.S. Treasury 10-Year Notes Futures, Call	5/6/22	120.00	518	518,000	(137,594)
U.S. Treasury 10-Year Notes Futures, Call	5/6/22	120.25	591	591,000	(120,047)
U.S. Treasury 10-Year Notes Futures, Call	5/20/22	119.50	258	258,000	(209,625)
U.S. Treasury 10-Year Notes Futures, Call	5/20/22	120.50	145	145,000	(63,438)
U.S. Treasury 10-Year Notes Futures, Call	5/20/22	121.00	956	956,000	(298,750)
U.S. Treasury 10-Year Notes Futures, Call	5/20/22	121.50	422	422,000	(92,312)
U.S. Treasury 10-Year Notes Futures, Call	5/20/22	122.00	97	97,000	(15,156)
U.S. Treasury 10-Year Notes Futures, Call	5/20/22	122.50	97	97,000	(12,125)
U.S. Treasury 10-Year Notes Futures, Call	5/20/22	123.00	2,241	2,241,000	(210,094)
U.S. Treasury 10-Year Notes Futures, Call	5/20/22	124.00	888	888,000	(55,500)
U.S. Treasury 10-Year Notes Futures, Call	5/20/22	124.50	1,757	1,757,000	(82,359)
U.S. Treasury 10-Year Notes Futures, Call	5/20/22	126.00	395	395,000	(12,344)
U.S. Treasury 10-Year Notes Futures, Call	5/20/22	127.00	1,290	1,290,000	(40,313)
U.S. Treasury 10-Year Notes Futures, Call	5/20/22	130.00	1,285	1,285,000	(20,078)
U.S. Treasury 10-Year Notes Futures, Call	6/24/22	122.00	194	194,000	(78,813)
U.S. Treasury 10-Year Notes Futures, Put	5/20/22	119.00	437	437,000	(389,203)
U.S. Treasury 10-Year Notes Futures, Put	5/20/22	119.25	194	194,000	(197,031)
U.S. Treasury 10-Year Notes Futures, Put	5/20/22	120.00	117	117,000	(168,187)
U.S. Treasury Long-Term Bonds Futures, Call	5/20/22	142.00	132	132,000	(187,687)
U.S. Treasury Long-Term Bonds Futures, Call	5/20/22	148.00	64	64,000	(16,000)
U.S. Treasury Long-Term Bonds Futures, Call	5/20/22	150.00	418	418,000	(65,313)
U.S. Treasury Long-Term Bonds Futures, Call	5/20/22	155.00	586	586,000	(36,625)

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2022 Semi-Annual Report	33

Schedule of investments (unaudited) (cont’d)

April 30, 2022

Western Asset Macro Opportunities Fund

Schedule of Written Options (cont’d)
Security		Expiration Date	Strike Price		Contracts	Notional Amount†		Value
U.S. Treasury Long-Term Bonds Futures, Call		5/20/22	$156.00		33	33,000		$(2,063)
U.S. Treasury Long-Term Bonds Futures, Put		5/20/22	140.00		117	117,000		(199,266)
Total Exchange-Traded Written Options (Premiums received — $24,968,801)								$(16,119,762)
OTC Written Options
	Counterparty
Credit default swaption to buy protection on Markit CDX.NA.HY.38 Index, Call	Morgan Stanley & Co. Inc.	7/20/22	104.00	bps	10,788,000	10,788,000	‡	$(40,158)
U.S. Dollar/Australian Dollar, Put	Goldman Sachs Group Inc.	7/1/22	$0.76		13,029,000	13,029,000		(21,561)
U.S. Dollar/Brazilian Real, Put	JPMorgan Chase & Co.	5/16/22	5.05	BRL	17,580,000	17,580,000		(520,267)
U.S. Dollar/Brazilian Real, Put	Morgan Stanley & Co. Inc.	6/27/22	4.79	BRL	9,160,000	9,160,000		(114,431)
U.S. Dollar/Brazilian Real, Put	Morgan Stanley & Co. Inc.	7/29/22	4.73	BRL	20,846,000	20,846,000		(238,435)
U.S. Dollar/Colombian Peso, Put	Morgan Stanley & Co. Inc.	7/26/22	3,750.00	COP	20,850,000	20,850,000		(195,183)
U.S. Dollar/Japanese Yen, Call	Goldman Sachs Group Inc.	7/27/22	127.50	JPY	11,510,000	11,510,000		(322,924)
U.S. Dollar/Japanese Yen, Call	Morgan Stanley & Co. Inc.	8/4/22	131.00	JPY	10,420,000	10,420,000		(168,706)
U.S. Dollar/Mexican Peso, Call	Goldman Sachs Group Inc.	6/27/22	20.50	MXN	10,080,000	10,080,000		(212,846)
U.S. Dollar/Mexican Peso, Call	Goldman Sachs Group Inc.	6/27/22	20.75	MXN	10,080,000	10,080,000		(163,338)
U.S. Dollar/Mexican Peso, Put	Morgan Stanley & Co. Inc.	5/16/22	20.20	MXN	16,220,000	16,220,000		(106,206)
U.S. Dollar/Mexican Peso, Put	Goldman Sachs Group Inc.	6/1/22	20.18	MXN	5,740,000	5,740,000		(46,192)
U.S. Dollar/Mexican Peso, Put	JPMorgan Chase & Co.	7/27/22	20.12	MXN	23,020,000	23,020,000		(257,618)

See Notes to Financial Statements.

34	Western Asset Macro Opportunities Fund 2022 Semi-Annual Report

Western Asset Macro Opportunities Fund

Schedule of Written Options (cont’d)
Security	Counterparty	Expiration Date	Strike Price		Contracts	Notional Amount†	Value
U.S. Dollar/Mexican Peso, Put	Goldman Sachs Group Inc.	8/1/22	20.23	MXN	5,740,000	5,740,000	$(77,147)
U.S. Dollar/Russian Ruble, Put	Citibank N.A.	5/23/22	77.00	RUB	16,440,000	16,440,000	(1,348,207)
Total OTC Written Options (Premiums received — $2,785,116)							$(3,833,219)
Total Written Options (Premiums received — $27,753,917)							$(19,952,981)

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

‡

In the event an option is exercised and a credit event occurs as defined under the terms of the swap agreement, the notional amount is the maximum potential amount that could be required to be paid as a seller of credit protection or received as a buyer of credit protection.

Abbreviation(s) used in this schedule:

bps	— basis point spread (100 basis points = 1.00%)

BRL	— Brazilian Real

COP	— Colombian Peso

EUR	— Euro

JPY	— Japanese Yen

MXN	— Mexican Peso

RUB	— Russian Ruble

At April 30, 2022, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	13,624	12/22	$3,333,581,841	$3,295,986,200	$(37,595,641)
90-Day Eurodollar	606	6/23	150,296,260	146,030,850	(4,265,410)
90-Day Eurodollar	1,638	9/23	405,624,927	395,126,550	(10,498,377)
90-Day Eurodollar	9,234	12/23	2,265,862,491	2,230,241,850	(35,620,641)
Australian 10-Year Bonds	375	6/22	33,184,784	32,891,608	(293,176)
Australian Dollar	267	6/22	19,674,035	18,922,290	(751,745)
British Pound	43	6/22	3,519,400	3,385,981	(133,419)
Euro-Bobl	218	6/22	29,653,539	29,248,742	(404,797)
Euro-Buxl	31	6/22	5,873,410	5,591,636	(281,774)
Japanese Yen	814	6/22	87,312,285	78,703,625	(8,608,660)
Mexican Peso	1,117	6/22	27,596,312	27,221,290	(375,022)
U.S. Treasury 5-Year Notes	25,751	6/22	2,962,289,638	2,901,413,582	(60,876,056)

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2022 Semi-Annual Report	35

Schedule of investments (unaudited) (cont’d)

April 30, 2022

Western Asset Macro Opportunities Fund

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy continued
U.S. Treasury Long- Term Bonds	9,430	6/22	$1,435,270,243	$1,326,683,125	$(108,587,118)
United Kingdom Long Gilt Bonds	131	6/22	19,594,781	19,510,141	(84,640)
					(268,376,476)
Contracts to Sell:
3-Month EURIBOR	2,608	6/22	690,693,246	689,443,794	1,249,452
Canadian Dollar	53	6/22	4,130,687	4,128,965	1,722
Euro	445	6/22	61,140,430	58,901,313	2,239,117
Euro-Bund	802	6/22	131,843,471	129,947,876	1,895,595
U.S. Treasury 2-Year Notes	2,375	6/22	501,811,546	500,679,688	1,131,858
U.S. Treasury 10-Year Notes	33,839	6/22	4,217,599,937	4,032,128,344	185,471,593
U.S. Treasury Ultra 10-Year Notes	1,836	6/22	259,585,565	236,844,000	22,741,565
U.S. Treasury Ultra Long-Term Bonds	839	6/22	148,670,046	134,607,062	14,062,984
					228,793,886
Net unrealized depreciation on open futures contracts					$(39,582,590)

Abbreviation(s) used in this table:

EURIBOR	— Euro Interbank Offered Rate

At April 30, 2022, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	17,704,360	AUD	23,960,298	BNP Paribas SA	5/2/22	$774,472
USD	13,646,225	AUD	18,786,715	JPMorgan Chase & Co.	5/2/22	371,891
AUD	18,786,715	USD	13,700,400	Morgan Stanley & Co. Inc.	5/2/22	(426,067)
AUD	23,960,298	USD	17,670,720	Morgan Stanley & Co. Inc.	5/2/22	(740,832)
USD	6,668,236	MXN	138,993,000	BNP Paribas SA	5/3/22	(137,392)
MXN	343,486,340	USD	16,878,936	Goldman Sachs Group Inc.	5/3/22	(60,532)
MXN	138,993,000	USD	6,671,130	Morgan Stanley & Co. Inc.	5/3/22	134,498
USD	16,807,000	MXN	343,486,340	Morgan Stanley & Co. Inc.	5/3/22	(11,404)
RUB	304,239,000	USD	4,320,871	Bank of America N.A.	5/4/22	(97,571)
USD	3,880,599	RUB	304,239,000	Bank of America N.A.	5/4/22	(342,701)
RUB	33,190,000	USD	421,835	Citibank N.A.	5/4/22	38,892

See Notes to Financial Statements.

36	Western Asset Macro Opportunities Fund 2022 Semi-Annual Report

Western Asset Macro Opportunities Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	471,372	RUB	33,190,000	Citibank N.A.	5/4/22	$10,644
USD	6,185,821	MXN	127,717,000	Goldman Sachs Group Inc.	5/18/22	(49,124)
MXN	127,717,000	USD	6,187,839	Morgan Stanley & Co. Inc.	5/18/22	47,106
RUB	503,760,000	USD	6,165,973	Citibank N.A.	5/24/22	558,633
USD	3,247,924	JPY	391,050,000	Morgan Stanley & Co. Inc.	6/27/22	227,793
MXN	26,162,855	USD	1,277,028	Goldman Sachs Group Inc.	7/15/22	(14,126)
BRL	51,577,000	USD	10,774,614	Bank of America N.A.	7/19/22	(599,160)
COP	35,812,712,000	USD	9,459,423	BNP Paribas SA	7/19/22	(532,987)
AUD	26,920,723	USD	20,137,643	Citibank N.A.	7/19/22	(1,089,653)
CAD	12,970,000	USD	10,366,297	Citibank N.A.	7/19/22	(273,349)
CAD	20,794,875	USD	16,646,554	Citibank N.A.	7/19/22	(464,473)
NZD	781,000	USD	541,767	Citibank N.A.	7/19/22	(37,878)
USD	67,860	AUD	92,002	Citibank N.A.	7/19/22	2,763
USD	334,204	AUD	450,000	Citibank N.A.	7/19/22	15,802
USD	9,841,022	CNY	63,140,000	Citibank N.A.	7/19/22	277,254
USD	17,223,262	CNY	110,470,000	Citibank N.A.	7/19/22	490,453
USD	24,276,996	IDR	349,855,784,168	Citibank N.A.	7/19/22	261,085
USD	45,706,016	IDR	657,389,630,000	Citibank N.A.	7/19/22	579,391
USD	29,091,740	MXN	585,480,000	Citibank N.A.	7/19/22	851,543
USD	535,754	NZD	781,000	Citibank N.A.	7/19/22	31,865
USD	24,401,086	TWD	691,966,000	Citibank N.A.	7/19/22	892,681
JPY	80,736,000	USD	637,373	Goldman Sachs Group Inc.	7/19/22	(13,043)
TWD	353,677,000	USD	12,170,578	Goldman Sachs Group Inc.	7/19/22	(154,984)
USD	5,304,911	AUD	7,379,000	Goldman Sachs Group Inc.	7/19/22	83,836
USD	16,968,725	BRL	82,198,201	Goldman Sachs Group Inc.	7/19/22	752,117
USD	1,057,066	CAD	1,355,000	Goldman Sachs Group Inc.	7/19/22	2,637
USD	10,874,526	CNH	69,759,000	Goldman Sachs Group Inc.	7/19/22	425,090
USD	6,941,458	GBP	5,313,059	Goldman Sachs Group Inc.	7/19/22	258,206
USD	6	HUF	2,000	Goldman Sachs Group Inc.	7/19/22	0	[1]
USD	65,809,850	JPY	8,132,781,278	Goldman Sachs Group Inc.	7/19/22	2,919,206
USD	16,629,695	MXN	343,486,340	Goldman Sachs Group Inc.	7/19/22	61,884
TWD	167,421,000	USD	5,761,218	JPMorgan Chase & Co.	7/19/22	(73,365)
TWD	492,080,000	USD	16,936,156	JPMorgan Chase & Co.	7/19/22	(218,548)
USD	5,331,085	CNH	35,670,291	JPMorgan Chase & Co.	7/19/22	(12,088)
USD	37,661,314	CNH	240,926,959	JPMorgan Chase & Co.	7/19/22	1,572,050
USD	3,752,947	CNY	24,038,001	JPMorgan Chase & Co.	7/19/22	111,929
USD	12,310,574	CNY	78,880,000	JPMorgan Chase & Co.	7/19/22	362,679
USD	918,283	INR	70,536,078	JPMorgan Chase & Co.	7/19/22	3,201
BRL	148,763,108	USD	31,225,858	Morgan Stanley & Co. Inc.	7/19/22	(1,876,882)

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2022 Semi-Annual Report	37

Schedule of investments (unaudited) (cont’d)

April 30, 2022

Western Asset Macro Opportunities Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	4,800,000	USD	5,070,528	Morgan Stanley & Co. Inc.	7/19/22	$14,808
EUR	38,757,174	USD	42,449,958	Morgan Stanley & Co. Inc.	7/19/22	(1,388,866)
MXN	89,596,072	USD	4,444,580	Morgan Stanley & Co. Inc.	7/19/22	(122,980)
MXN	199,113,060	USD	9,611,095	Morgan Stanley & Co. Inc.	7/19/22	(7,023)
NOK	15,058,554	USD	1,733,479	Morgan Stanley & Co. Inc.	7/19/22	(127,253)
USD	3,708,996	EUR	3,500,000	Morgan Stanley & Co. Inc.	7/19/22	938
USD	5,902,601	EUR	5,570,000	Morgan Stanley & Co. Inc.	7/19/22	1,493
USD	979,032	MXN	19,720,000	Morgan Stanley & Co. Inc.	7/19/22	27,853
USD	22,020,412	TWD	641,895,000	Morgan Stanley & Co. Inc.	7/19/22	213,086
USD	679,774	ZAR	9,988,464	Morgan Stanley & Co. Inc.	7/19/22	52,835
ZAR	9,988,464	USD	674,873	Morgan Stanley & Co. Inc.	7/19/22	(47,935)
COP	2,509,760,000	USD	625,407	Morgan Stanley & Co. Inc.	7/28/22	(910)
MXN	23,940,000	USD	1,150,962	JPMorgan Chase & Co.	7/29/22	1,585
BRL	2,996,000	USD	586,301	Morgan Stanley & Co. Inc.	8/2/22	2,407
USD	4,760,000	JPY	620,823,000	Morgan Stanley & Co. Inc.	8/8/22	(47,095)
USD	2,616,352	JPY	313,630,000	Morgan Stanley & Co. Inc.	9/26/22	179,351
Total						$3,645,736

[1]	Value is less than $1.

Abbreviation(s) used in this table:

AUD	— Australian Dollar

BRL	— Brazilian Real

CAD	— Canadian Dollar

CNH	— Chinese Offshore Yuan

CNY	— Chinese Yuan Renminbi

COP	— Colombian Peso

EUR	— Euro

GBP	— British Pound

HUF	— Hungarian Forint

IDR	— Indonesian Rupiah

INR	— Indian Rupee

JPY	— Japanese Yen

MXN	— Mexican Peso

NOK	— Norwegian Krone

NZD	— New Zealand Dollar

RUB	— Russian Ruble

TWD	— Taiwan Dollar

USD	— United States Dollar

ZAR	— South African Rand

See Notes to Financial Statements.

38	Western Asset Macro Opportunities Fund 2022 Semi-Annual Report

Western Asset Macro Opportunities Fund

At April 30, 2022, the Fund had the following open swap contracts:

OTC INTEREST RATE SWAPS
Swap Counterparty	Notional Amount*		Termination Date	Payments Made by the Fund†	Payments Received by the Fund†		Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America N.A.	212,279,000	BRL	1/4/27	BRL-CDI**	11.993	%**	—	$318,390
JPMorgan Chase & Co.	1,818,762,000	RUB	10/27/24	RUB-MOSPRIME**	8.985	%**	—	(2,547,992)
JPMorgan Chase & Co.	2,815,713,000	RUB	10/28/24	RUB-MOSPRIME**	8.882	%**	—	(4,021,325)
Total							—	$(6,250,927)

CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount*		Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
213,385,000		6/15/22	3-Month LIBOR quarterly	0.190% semi-annually	$(64)	$(174,222)
34,480,000		11/18/23	3.970%**	CPURNSA**	(157,317)	1,325,920
301,793,000		6/4/24	3-Month LIBOR quarterly	0.820% semi-annually	—	(7,690,560)
958,061,000		3/1/25	3-Month LIBOR quarterly	1.410% semi-annually	(407,832)	(15,726,849)
339,656,000		6/21/25	3-Month LIBOR quarterly	1.515% semi-annually	32,752	(5,139,824)
170,428,000		10/13/25	Daily SOFR Compound annually	1.396% annually	—	(2,227,937)
30,650,000		5/12/26	CPURNSA**	2.790%**	(171,661)	(2,635,575)
127,912,000		8/31/26	Daily SOFR Compound annually	2.470% annually	(1,092,101)	(719,015)
18,030,000	GBP	10/15/26	UKRPI**	4.500%**	(732,020)	(884,310)
25,690,000		10/20/26	2.950%**	CPURNSA**	258,176	1,268,041
34,480,000		11/18/26	CPURNSA**	3.370%**	400,018	(1,705,169)
47,420,000		11/20/26	1.520% annually	Daily SOFR Compound annually	(81,815)	1,785,621
27,266,000		3/4/27	Daily SOFR Compound annually	1.550% annually	(40,971)	(1,414,427)

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2022 Semi-Annual Report	39

Schedule of investments (unaudited) (cont’d)

April 30, 2022

Western Asset Macro Opportunities Fund

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
Notional Amount*		Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
718,009,000	MXN	4/21/27	28-Day MXN TIIE - Banxico every 28 days	8.930% every 28 days	$(1,730)	$(219,067)
282,223,000		5/15/27	0.710% annually	Daily SOFR Compound annually	2,167,968	24,709,817
10,416,000		2/15/28	1.350% semi-annually	3-Month LIBOR quarterly	(47,499)	967,066
66,299,000		8/15/28	1.130% annually	Daily SOFR Compound annually	(9,151)	6,087,311
64,307,000		8/15/28	1.220% annually	Daily SOFR Compound annually	(153,784)	5,714,166
20,609,000		11/1/28	1.200% annually	Daily SOFR Compound annually	(1,202)	1,862,121
78,592,000		6/24/30	0.689% semi-annually	3-Month LIBOR quarterly	—	13,168,193
148,530,000		7/8/30	0.680% semi-annually	3-Month LIBOR quarterly	—	25,058,175
25,690,000		10/20/31	CPURNSA**	2.770%**	(249,270)	(1,469,913)
31,150,000		10/20/31	1.733% annually	Daily SOFR Compound annually	123,086	1,091,161
12,579,000		3/18/32	2.000% annually	Daily SOFR Compound annually	101,962	671,568
41,100,000		7/20/45	0.560% annually	Daily SOFR annually	253,132	14,251,697
12,970,000		8/19/45	0.740% annually	Daily SOFR annually	—	4,154,154
7,341,000		8/15/47	1.650% annually	Daily SOFR Compound annually	738,023	500,246
4,990,000		10/7/51	CPURNSA**	2.500%**	(1)	(578,686)
10,840,000		4/21/52	2.500% annually	Daily SOFR Compound annually	22,058	(94,868)
Total					$950,757	$61,934,835

See Notes to Financial Statements.

40	Western Asset Macro Opportunities Fund 2022 Semi-Annual Report

Western Asset Macro Opportunities Fund

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at April 30, 2022[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Teva Pharmaceutical Finance Co. BV, 2.950%, due 12/18/22	$3,270,000	6/20/26	3.476%	1.000% quarterly	$(286,236)	$(266,929)	$(19,307)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[4]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.HY.37 Index	$7,317,000	12/20/26	5.000% quarterly	$194,325	$509,184	$(314,859)
Markit CDX.NA.HY.38 Index	6,244,000	6/20/27	5.000% quarterly	98,718	211,698	(112,980)
Markit CDX.NA.IG.38 Index	204,689,000	6/20/27	1.000% quarterly	1,568,736	2,580,325	(1,011,589)
Total	$218,250,000			$1,861,779	$3,301,207	$(1,439,428)

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2022 Semi-Annual Report	41

Schedule of investments (unaudited) (cont’d)

April 30, 2022

Western Asset Macro Opportunities Fund

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

Abbreviation(s) used in this table:

BRL	— Brazilian Real

BRL-CDI	— Brazil Cetip InterBank Deposit Rate

CPURNSA	— U.S. CPI Urban Consumers NSA Index

GBP	— British Pound

LIBOR	— London Interbank Offered Rate

MOSPRIME	— Moscow Prime Offered Rate

MXN	— Mexican Peso

RUB	— Russian Ruble

SOFR	— Secured Overnight Financing Rate

TIIE	— Equilibrium Interbanking Interest Rate (Tasa de Intere’s Interbancaria de Equilibrio)

UKRPI	— United Kingdom Retail Price Index

See Notes to Financial Statements.

42	Western Asset Macro Opportunities Fund 2022 Semi-Annual Report

Statement of assets and liabilities (unaudited)

April 30, 2022

Assets:
Investments in unaffiliated securities, at value (Cost — $1,219,060,331)	$971,987,105
Investments in affiliated securities, at value (Cost — $4,200,488)	4,200,488
Foreign currency, at value (Cost — $27,114,456)	26,604,623
Cash	612,996
Deposits with brokers for open futures contracts and exchange-traded options	39,611,185
Deposits with brokers for centrally cleared swap contracts	30,460,838
Unrealized appreciation on forward foreign currency contracts	12,613,957
Interest receivable	11,722,636
Deposits with brokers for OTC derivatives	7,430,000
Foreign currency collateral for open futures contracts and exchange-traded options, at value (Cost — $6,860,296)	6,752,123
Receivable from broker — net variation margin on centrally cleared swap contracts	3,209,871
Receivable for open OTC swap contracts	2,980,713
Receivable for net premiums on written options	2,298,496
Receivable for Fund shares sold	1,309,671
Receivable for securities sold	1,145,491
OTC swaps, at value (premiums paid — $0)	318,390
Dividends receivable from affiliated investments	3,347
Prepaid expenses	46,500
Total Assets	1,123,308,430

Liabilities:
Written options, at value (premiums received — $27,753,917)	19,952,981
Payable for securities purchased	17,512,205
Unrealized depreciation on forward foreign currency contracts	8,968,221
OTC swaps, at value (premiums received — $0)	6,569,317
Payable for Fund shares repurchased	6,474,800
Payable to brokers — net variation margin on open futures contracts	3,824,215
Deposits from brokers for OTC derivatives	2,130,000
Investment management fee payable	1,110,307
Accrued foreign capital gains tax	428,761
Payable for open OTC swap contracts	128,005
Payable to broker for option premiums	127,629
Service and/or distribution fees payable	20,882
Directors’ fees payable	860
Accrued expenses	671,097
Total Liabilities	67,919,280
Total Net Assets	$1,055,389,150

Net Assets:
Par value (Note 7)	$115,941
Paid-in capital in excess of par value	1,366,997,026
Total distributable earnings (loss)	(311,723,817)
Total Net Assets	$1,055,389,150

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2022 Semi-Annual Report	43

Statement of assets and liabilities (unaudited) (cont’d)

April 30, 2022

Net Assets:
Class A	$27,486,049
Class C	$11,429,223
Class FI	$24,381,864
Class I	$739,640,832
Class IS	$252,451,182

Shares Outstanding:
Class A	3,025,882
Class C	1,281,242
Class FI	2,687,545
Class I	81,295,173
Class IS	27,650,971

Net Asset Value:
Class A (and redemption price)	$9.08
Class C*	$8.92
Class FI (and redemption price)	$9.07
Class I (and redemption price)	$9.10
Class IS (and redemption price)	$9.13
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%; 3.75% effective August 15, 2022)	$9.48

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

44	Western Asset Macro Opportunities Fund 2022 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended April 30, 2022

Investment Income:
Interest	$31,291,791
Dividends from unaffiliated investments	31,957
Dividends from affiliated investments	5,987
Less: Foreign taxes withheld	(170,214)
Total Investment Income	31,159,521

Expenses:
Investment management fee (Note 2)	8,388,637
Transfer agent fees (Note 5)	706,101
Service and/or distribution fees (Notes 2 and 5)	160,689
Custody fees	119,361
Registration fees	77,901
Fund accounting fees	45,173
Audit and tax fees	34,531
Interest expense	27,522
Legal fees	23,397
Directors’ fees	16,837
Shareholder reports	12,308
Commitment fees (Note 9)	6,117
Commodity pool reports	5,958
Insurance	4,701
Miscellaneous expenses	10,262
Total Expenses	9,639,495
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(8,135)
Net Expenses	9,631,360
Net Investment Income	21,528,161

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(69,518,641)	†
Futures contracts	(139,910,604)
Written options	97,941,065
Swap contracts	63,648,339
Forward foreign currency contracts	9,697,065
Foreign currency transactions	(2,051,870)
Net Realized Loss	(40,194,646)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(264,902,509)	‡
Futures contracts	(19,936,860)
Written options	6,064,831
Swap contracts	(27,583,036)
Forward foreign currency contracts	7,079,325
Foreign currencies	(685,218)
Change in Net Unrealized Appreciation (Depreciation)	(299,963,467)
Net Loss on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(340,158,113)
Decrease in Net Assets From Operations	$(318,629,952)

†	Net of foreign capital gains tax of $152,491.

‡	Net of change in accrued foreign capital gains tax of $(159,960).

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2022 Semi-Annual Report	45

Statements of changes in net assets

For the Six Months Ended April 30, 2022 (unaudited) and the Year Ended October 31, 2021	2022	2021

Operations:
Net investment income	$21,528,161	$46,235,407
Net realized loss	(40,194,646)	(57,700,135)
Change in net unrealized appreciation (depreciation)	(299,963,467)	113,018,130
Increase (Decrease) in Net Assets From Operations	(318,629,952)	101,553,402

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(44,000,033)	(811,561)
Decrease in Net Assets From Distributions to Shareholders	(44,000,033)	(811,561)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	204,559,866	716,095,050
Reinvestment of distributions	31,374,939	583,281
Cost of shares repurchased	(527,509,145)	(677,467,694)
Increase (Decrease) in Net Assets From Fund Share Transactions	(291,574,340)	39,210,637
Increase (Decrease) in Net Assets	(654,204,325)	139,952,478

Net Assets:
Beginning of period	1,709,593,475	1,569,640,997
End of period	$1,055,389,150	$1,709,593,475

See Notes to Financial Statements.

46	Western Asset Macro Opportunities Fund 2022 Semi-Annual Report

Financial highlights

For a share of each class of capital stock outstanding throughout each year ended October 31, unless otherwise noted:
Class A Shares[1]	2022[2]	2021		2020	2019	2018	2017

Net asset value, beginning of period	$11.69	$11.00		$11.94	$10.36	$11.79	$10.88

Income (loss) from operations:
Net investment income	0.14	0.28		0.33	0.46	0.35	0.30
Net realized and unrealized gain (loss)	(2.48)	0.41		(0.11)	1.37	(1.21)	0.81
Total income (loss) from operations	(2.34)	0.69		0.22	1.83	(0.86)	1.11

Less distributions from:
Net investment income	(0.27)	(0.00)	[3]	(0.57)	(0.25)	(0.35)	(0.16)
Net realized gains	—	—		(0.59)	—	(0.22)	(0.04)
Total distributions	(0.27)	(0.00)	[3]	(1.16)	(0.25)	(0.57)	(0.20)

Net asset value, end of period	$9.08	$11.69		$11.00	$11.94	$10.36	$11.79
Total return[4]	(20.39)%	6.19%		1.86%	17.98%	(7.75)%	10.44%

Net assets, end of period (000s)	$27,486	$43,398		$46,762	$44,655	$40,797	$45,837

Ratios to average net assets:
Gross expenses	1.61%[5]	1.57%		1.59%	1.57%	1.59%	1.55%
Net expenses[6]	1.58 [5,7]	1.57	[7]	1.59 [7]	1.57	1.59	1.55
Net investment income	2.68 [5]	2.47		3.04	4.13	3.11	2.73

Portfolio turnover rate	38%	70%		138%	165%	113%[8]	150%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2022 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective May 21, 2021, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.58%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to May 21, 2021, the expense limitation was 1.65%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 113% and 151% for the years ended October 31, 2018 and 2017, respectively.

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2022 Semi-Annual Report	47

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended October 31, unless otherwise noted:
Class C Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$11.44	$10.84	$11.78	$10.20	$11.63	$10.73

Income (loss) from operations:
Net investment income	0.10	0.20	0.26	0.38	0.26	0.22
Net realized and unrealized gain (loss)	(2.42)	0.40	(0.13)	1.35	(1.19)	0.81
Total income (loss) from operations	(2.32)	0.60	0.13	1.73	(0.93)	1.03

Less distributions from:
Net investment income	(0.20)	—	(0.48)	(0.15)	(0.28)	(0.09)
Net realized gains	—	—	(0.59)	—	(0.22)	(0.04)
Total distributions	(0.20)	—	(1.07)	(0.15)	(0.50)	(0.13)

Net asset value, end of period	$8.92	$11.44	$10.84	$11.78	$10.20	$11.63
Total return[3]	(20.66)%	5.54%	1.09%	17.13%	(8.38)%	9.67%

Net assets, end of period (000s)	$11,429	$18,154	$21,515	$28,583	$32,338	$37,669

Ratios to average net assets:
Gross expenses	2.30%[4]	2.27%	2.31%	2.29%	2.29%	2.30%
Net expenses[5]	2.30 [4,6]	2.27 [6]	2.30 [6]	2.29	2.29	2.30
Net investment income	1.97 [4]	1.77	2.37	3.43	2.41	2.00

Portfolio turnover rate	38%	70%	138%	165%	113%[7]	150%[7]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2022 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 2.40%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 113% and 151% for the years ended October 31, 2018 and 2017, respectively.

See Notes to Financial Statements.

48	Western Asset Macro Opportunities Fund 2022 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended October 31, unless otherwise noted:
Class FI Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$11.68	$10.99	$11.94	$10.34	$11.79	$10.88

Income (loss) from operations:
Net investment income	0.14	0.28	0.34	0.45	0.32	0.30
Net realized and unrealized gain (loss)	(2.47)	0.41	(0.14)	1.38	(1.19)	0.80
Total income (loss) from operations	(2.33)	0.69	0.20	1.83	(0.87)	1.10

Less distributions from:
Net investment income	(0.28)	—	(0.56)	(0.23)	(0.36)	(0.15)
Net realized gains	—	—	(0.59)	—	(0.22)	(0.04)
Total distributions	(0.28)	—	(1.15)	(0.23)	(0.58)	(0.19)

Net asset value, end of period	$9.07	$11.68	$10.99	$11.94	$10.34	$11.79
Total return[3]	(20.39)%	6.19%	1.82%	17.93%	(7.80)%	10.35%

Net assets, end of period (000s)	$24,382	$40,542	$37,935	$55,388	$30,425	$81,279

Ratios to average net assets:
Gross expenses	1.63%[4]	1.60%	1.62%	1.61%[5]	1.65%	1.63%[5]
Net expenses[6]	1.63 [4,7]	1.60 [7]	1.62 [7]	1.61 [5]	1.65 [7]	1.63 [5]
Net investment income	2.64 [4]	2.44	3.10	4.03	2.88	2.69

Portfolio turnover rate	38%	70%	138%	165%	113%[8]	150%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2022 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 113% and 151% for the years ended October 31, 2018 and 2017, respectively.

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2022 Semi-Annual Report	49

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended October 31, unless otherwise noted:
Class I Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$11.72	$11.01	$11.95	$10.37	$11.80	$10.89

Income (loss) from operations:
Net investment income	0.16	0.32	0.36	0.49	0.38	0.34
Net realized and unrealized gain (loss)	(2.47)	0.40	(0.11)	1.38	(1.20)	0.80
Total income (loss) from operations	(2.31)	0.72	0.25	1.87	(0.82)	1.14

Less distributions from:
Net investment income	(0.31)	(0.01)	(0.60)	(0.29)	(0.39)	(0.19)
Net realized gains	—	—	(0.59)	—	(0.22)	(0.04)
Total distributions	(0.31)	(0.01)	(1.19)	(0.29)	(0.61)	(0.23)

Net asset value, end of period	$9.10	$11.72	$11.01	$11.95	$10.37	$11.80
Total return[3]	(20.28)%	6.60%	2.13%	18.26%	(7.45)%	10.66%

Net assets, end of period (millions)	$740	$1,187	$1,225	$1,275	$1,150	$1,057

Ratios to average net assets:
Gross expenses	1.32%[4]	1.30%	1.32%	1.30%	1.30%	1.30%
Net expenses[5]	1.32 [4,6]	1.30 [6]	1.32 [6]	1.30	1.30	1.30
Net investment income	2.95 [4]	2.74	3.34	4.39	3.43	3.01

Portfolio turnover rate	38%	70%	138%	165%	113%[7]	150%[7]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2022 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 1.35%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 113% and 151% for the years ended October 31, 2018 and 2017, respectively.

See Notes to Financial Statements.

50	Western Asset Macro Opportunities Fund 2022 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended October 31, unless otherwise noted:
Class IS Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$11.76	$11.04	$11.98	$10.39	$11.83	$10.92

Income (loss) from operations:
Net investment income	0.16	0.32	0.37	0.50	0.39	0.34
Net realized and unrealized gain (loss)	(2.47)	0.41	(0.11)	1.39	(1.22)	0.81
Total income (loss) from operations	(2.31)	0.73	0.26	1.89	(0.83)	1.15

Less distributions from:
Net investment income	(0.32)	(0.01)	(0.61)	(0.30)	(0.39)	(0.20)
Net realized gains	—	—	(0.59)	—	(0.22)	(0.04)
Total distributions	(0.32)	(0.01)	(1.20)	(0.30)	(0.61)	(0.24)

Net asset value, end of period	$9.13	$11.76	$11.04	$11.98	$10.39	$11.83
Total return[3]	(20.23)%	6.59%	2.30%	18.45%	(7.45)%	10.83%

Net assets, end of period (millions)	$252	$420	$238	$231	$166	$172

Ratios to average net assets:
Gross expenses	1.21%[4]	1.21%	1.22%	1.21%	1.21%	1.21%
Net expenses[5]	1.21 [4,6]	1.21 [6]	1.22 [6]	1.21	1.21	1.21
Net investment income	3.05 [4]	2.81	3.42	4.46	3.49	3.08

Portfolio turnover rate	38%	70%	138%	165%	113%[7]	150%[7]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2022 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 1.25%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 113% and 151% for the years ended October 31, 2018 and 2017, respectively.

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2022 Semi-Annual Report	51

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Macro Opportunities Fund (the “Fund”) is a separate non-diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the

52	Western Asset Macro Opportunities Fund 2022 Semi-Annual Report

Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Western Asset Macro Opportunities Fund 2022 Semi-Annual Report	53

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$68,105,891	$2,030,397	$70,136,288
Other Corporate Bonds & Notes	—	273,061,770	—	273,061,770
U.S. Government & Agency Obligations	—	277,076,563	—	277,076,563
Sovereign Bonds	—	215,817,555	—	215,817,555
Collateralized Mortgage Obligations	—	55,960,835	—	55,960,835
Asset-Backed Securities	—	51,169,707	—	51,169,707
Senior Loans	—	13,823,999	—	13,823,999
Purchased Options:
Exchange-Traded Purchased Options	$7,293,952	—	—	7,293,952
OTC Purchased Options	—	823,438	—	823,438
Municipal Bonds	—	4,253,052	—	4,253,052
Common Stocks	1,411,315	—	—	1,411,315
Non-U.S. Treasury Inflation Protected Securities	—	1,143,171	—	1,143,171
Warrants	15,460	—	—	15,460
Total Long-Term Investments	8,720,727	961,235,981	2,030,397	971,987,105
Short-Term Investments†	4,200,488	—	—	4,200,488
Total Investments	$12,921,215	$961,235,981	$2,030,397	$976,187,593
Other Financial Instruments:
Futures Contracts††	$228,793,886	—	—	$228,793,886
Forward Foreign Currency Contracts††	—	$12,613,957	—	12,613,957
OTC Interest Rate Swaps	—	318,390	—	318,390
Centrally Cleared Interest Rate Swaps††	—	102,615,257	—	102,615,257
Total Other Financial Instruments	$228,793,886	$115,547,604	—	$344,341,490
Total	$241,715,101	$1,076,783,585	$2,030,397	$1,320,529,083

54	Western Asset Macro Opportunities Fund 2022 Semi-Annual Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$16,119,762	—	—	$16,119,762
OTC Written Options	—	$3,833,219	—	3,833,219
Futures Contracts††	268,376,476	—	—	268,376,476
Forward Foreign Currency Contracts††	—	8,968,221	—	8,968,221
OTC Interest Rate Swaps	—	6,569,317	—	6,569,317
Centrally Cleared Interest Rate Swaps††	—	40,680,422	—	40,680,422
Centrally Cleared Credit Default Swaps on Corporate Issues—Sell Protection††	—	19,307	—	19,307
Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection††	—	1,439,428	—	1,439,428
Total	$284,496,238	$61,509,914	—	$346,006,152

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

(b) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(c) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security

Western Asset Macro Opportunities Fund 2022 Semi-Annual Report	55

Notes to financial statements (unaudited) (cont’d)

purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Options on futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at the specified option exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the net asset value of the Fund. The potential for loss related to writing call options is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.

(e) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

56	Western Asset Macro Opportunities Fund 2022 Semi-Annual Report

(f) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(g) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

Western Asset Macro Opportunities Fund 2022 Semi-Annual Report	57

Notes to financial statements (unaudited) (cont’d)

OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of April 30, 2022, the total notional value of all credit default swaps to sell protection was $221,520,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the six months ended April 30, 2022, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period

58	Western Asset Macro Opportunities Fund 2022 Semi-Annual Report

end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/ performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized appreciation or depreciation in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(h) Swaptions. The Fund may purchase or write swaption contracts to manage exposure to fluctuations in interest rates or to enhance yield. The Fund may also purchase and write swaption contracts to manage exposure to an underlying instrument. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption

Western Asset Macro Opportunities Fund 2022 Semi-Annual Report	59

Notes to financial statements (unaudited) (cont’d)

contracts purchased by the Fund represent an option that gives the Fund the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.

When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.

When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.

Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.

(i) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(j) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

60	Western Asset Macro Opportunities Fund 2022 Semi-Annual Report

(k) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(l) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(m) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Western Asset Macro Opportunities Fund 2022 Semi-Annual Report	61

Notes to financial statements (unaudited) (cont’d)

(n) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(o) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(p) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the

62	Western Asset Macro Opportunities Fund 2022 Semi-Annual Report

seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of April 30, 2022, the Fund held OTC written options, forward foreign currency contracts and OTC interest rate swaps with credit related contingent features which had a liability position of $19,370,757. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties. As of April 30, 2022, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $7,554,215 which could be used to reduce the required payment.

At April 30, 2022, the Fund held cash collateral from Citibank N.A. in the amount of $2,130,000. This amount could be used to reduce the Fund’s exposure to the counterparty in the event of default.

(q) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on

Western Asset Macro Opportunities Fund 2022 Semi-Annual Report	63

Notes to financial statements (unaudited) (cont’d)

the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(r) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(s) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(t) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(u) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2021, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Realized gains upon the disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. As of April 30, 2022, there were $428,761 of capital gains tax liabilities accrued on unrealized gains.

(v) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

64	Western Asset Macro Opportunities Fund 2022 Semi-Annual Report

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Singapore”), Western Asset Management Company Ltd in Japan (“Western Japan”) and Western Asset Management Company Limited in London (“Western Asset London”) are the Fund’s subadvisers. LMPFA, Western Asset, Western Singapore, Western Japan and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

LMPFA provides administrative and certain oversight services to the Fund. The Fund pays LMPFA an investment management fee, calculated daily and paid monthly, at an annual rate of 1.15% of the Fund’s average daily net assets.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class FI, Class I and Class IS shares did not exceed 1.58%, 2.40%, 1.65%, 1.35% and 1.25%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

During the six months ended April 30, 2022, fees waived and/or expenses reimbursed amounted to $8,135, which included an affiliated money market fund waiver of $3,482.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at April 30, 2022, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

Class A
Expires October 31, 2022	—
Expires October 31, 2023	—
Expires October 31, 2024	$4,653
Total fee waivers/expense reimbursements subject to recapture	$4,653

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Notes to financial statements (unaudited) (cont’d)

Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 4.25% (3.75% effective August 15, 2022) for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $1,000,000 ($500,000 effective August 15, 2022) in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended April 30, 2022, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$963	—
CDSCs	—	$678

All officers and one Director of the Corporation are employees of Franklin Resources or its affiliates and do not receive compensation from the Corporation.

3. Investments

During the six months ended April 30, 2022, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$92,591,384	$405,613,238
Sales	460,090,437	358,688,132

At April 30, 2022, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$1,223,260,819	$7,254,569	$(254,327,795)	$(247,073,226)
Written options	(27,753,917)	10,191,802	(2,390,866)	7,800,936
Futures contracts	—	228,793,886	(268,376,476)	(39,582,590)
Forward foreign currency contracts	—	12,613,957	(8,968,221)	3,645,736
Swap contracts	3,985,035	102,933,647	(48,708,474)	54,225,173

66	Western Asset Macro Opportunities Fund 2022 Semi-Annual Report

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at April 30, 2022.

ASSET DERIVATIVES[1]
		Interest Rate Risk	Foreign Exchange Risk	Total
Purchased options[2]		$7,165,658	$951,732	$8,117,390
Futures contracts[3]		226,553,047	2,240,839	228,793,886
Forward foreign currency contracts		—	12,613,957	12,613,957
OTC swap contracts[4]		318,390	—	318,390
Centrally cleared swap contracts[5]		102,615,257	—	102,615,257
Total		$336,652,352	$15,806,528	$352,458,880

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Written options	$15,825,012	$4,087,811	$40,158	$19,952,981
Futures contracts[3]	258,507,630	9,868,846	—	268,376,476
Forward foreign currency contracts	—	8,968,221	—	8,968,221
OTC swap contracts[4]	6,569,317	—	—	6,569,317
Centrally cleared swap contracts[5]	40,680,422	—	1,458,735	42,139,157
Total	$321,582,381	$22,924,878	$1,498,893	$346,006,152

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]	Market value of purchased options is reported in Investments in unaffiliated securities at value in the Statement of Assets and Liabilities.

[3]

Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[4]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

[5]

Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

Western Asset Macro Opportunities Fund 2022 Semi-Annual Report	67

Notes to financial statements (unaudited) (cont’d)

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended April 30, 2022. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$(26,309,099)	$(10,639,921)	$(85,260)	$(37,034,280)
Futures contracts	(141,363,862)	1,453,258	—	(139,910,604)
Written options	87,971,786	9,841,232	128,047	97,941,065
Swap contracts	63,808,982	—	(160,643)	63,648,339
Forward foreign currency contracts	—	9,697,065	—	9,697,065
Total	$(15,892,193)	$10,351,634	$(117,856)	$(5,658,415)

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in unaffiliated securities in the Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$(1,985,898)	$(1,014,730)	—	$(3,000,628)
Futures contracts	(16,009,158)	(3,927,702)	—	(19,936,860)
Written options	7,370,462	(1,344,765)	$39,134	6,064,831
Swap contracts	(26,110,496)	—	(1,472,540)	(27,583,036)
Forward foreign currency contracts	—	7,079,325	—	7,079,325
Total	$(36,735,090)	$792,128	$(1,433,406)	$(37,376,368)

[1]

The change in unrealized appreciation (depreciation) from purchased options is reported in the Change in Net Unrealized Appreciation (Depreciation) From Investments in unaffiliated securities in the Statement of Operations.

During the six months ended April 30, 2022, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$8,248,367
Written options	22,334,187
Futures contracts (to buy)	11,087,733,493
Futures contracts (to sell)	4,911,332,032
Forward foreign currency contracts (to buy)	442,579,576
Forward foreign currency contracts (to sell)	572,669,710

68	Western Asset Macro Opportunities Fund 2022 Semi-Annual Report

Average Notional Balance
Interest rate swap contracts	$4,202,040,101
Credit default swap contracts (buy protection)†	10,717,429
Credit default swap contracts (sell protection)	192,011,107

†	At April 30, 2022, there were no open positions held in this derivative.

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of April 30, 2022.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
Bank of America N.A.	$318,390	$(1,039,432)	$(721,042)	$600,000	$(121,042)
BNP Paribas SA	774,472	(670,379)	104,093	580,000	684,093
Citibank N.A.	4,011,006	(3,213,560)	797,446	(2,130,000)	(1,332,554)
Goldman Sachs Group Inc.	4,502,976	(1,135,817)	3,367,159	124,215	3,491,374
JPMorgan Chase & Co.	2,671,565	(7,651,203)	(4,979,638)	4,070,000	(909,638)
Morgan Stanley & Co. Inc.	1,477,376	(5,660,366)	(4,182,990)	2,180,000	(2,002,990)
Total	$13,755,785	$(19,370,757)	$(5,614,972)	$5,424,215	$(190,757)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

[4]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

[5]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class FI shares calculated at the annual rate of 0.25%, 1.00% and 0.25% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

Western Asset Macro Opportunities Fund 2022 Semi-Annual Report	69

Notes to financial statements (unaudited) (cont’d)

For the six months ended April 30, 2022, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$43,609	$27,575
Class C	76,228	7,392
Class FI	40,852	28,663
Class I	—	621,955
Class IS	—	20,516
Total	$160,689	$706,101

For the six months ended April 30, 2022, waivers and/or expense reimbursements by class were as follows:

Waivers/ Expense Reimbursements
Class A	$4,738
Class C	37
Class FI	77
Class I	2,444
Class IS	839
Total	$8,135

6. Distributions to shareholders by class

	Six Months Ended April 30, 2022	Year Ended October 31, 2021
Net Investment Income:
Class A	$936,400	$1,886
Class A2†	—	—
Class C	299,485	—
Class FI	963,711	—
Class I	30,630,157	642,392
Class IS	11,170,280	167,283
Total	$44,000,033	$811,561

†	On June 24, 2021, the Fund converted its Class A2 shares into Class A shares.

70	Western Asset Macro Opportunities Fund 2022 Semi-Annual Report

7. Capital shares

At April 30, 2022, the Corporation had 42.7 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares of each class were as follows:

	Six Months Ended April 30, 2022		Year Ended October 31, 2021
	Shares	Amount	Shares	Amount

Class A
Shares sold	710,768	$7,781,974	928,026	$10,702,125
Shares issued on reinvestment	63,449	725,224	128	1,502
Shares repurchased	(1,461,613)	(15,867,892)	(1,466,285)	(16,744,962)
Net decrease	(687,396)	$(7,360,694)	(538,131)	$(6,041,335)

Class A2†
Shares sold	—	—	4,879	$54,323
Shares issued on reinvestment	—	—	—	—
Shares repurchased	—	—	(60,608)	(696,119)
Net decrease	—	—	(55,729)	$(641,796)

Class C
Shares sold	33,219	$353,672	214,005	$2,419,812
Shares issued on reinvestment	24,362	274,074	—	—
Shares repurchased	(362,616)	(3,680,909)	(611,596)	(6,912,369)
Net decrease	(305,035)	$(3,053,163)	(397,591)	$(4,492,557)

Class FI
Shares sold	494,036	$5,340,505	581,650	$6,664,978
Shares issued on reinvestment	84,387	963,690	—	—
Shares repurchased	(1,362,492)	(14,766,590)	(560,952)	(6,449,801)
Net increase (decrease)	(784,069)	$(8,462,395)	20,698	$215,177

Class I
Shares sold	14,912,947	$154,986,605	40,540,397	$466,576,567
Shares issued on reinvestment	1,848,196	21,143,357	39,381	461,932
Shares repurchased	(36,759,932)	(371,806,132)	(50,581,525)	(578,523,042)
Net decrease	(19,998,789)	$(195,676,170)	(10,001,747)	$(111,484,543)

Class IS
Shares sold	3,378,938	$36,097,110	20,071,129	$229,677,245
Shares issued on reinvestment	720,889	8,268,594	10,191	119,847
Shares repurchased	(12,172,808)	(121,387,622)	(5,920,573)	(68,141,401)
Net increase (decrease)	(8,072,981)	$(77,021,918)	14,160,747	$161,655,691

†

On June 24, 2021, the Fund converted 52,969 Class A2 shares into 52,423 Class A shares, valued at $609,674. These amounts are reflected in the Class A shares sold and Class A2 shares repurchased, respectively.

8. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership

Western Asset Macro Opportunities Fund 2022 Semi-Annual Report	71

Notes to financial statements (unaudited) (cont’d)

or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended April 30, 2022. The following transactions were effected in such company for the six months ended April 30, 2022.

	Affiliate Value at
	October 31, 2021	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$7,773,557	$411,973,683	411,973,683	$415,546,752	415,546,752

(cont’d)	Realized Gain (Loss)	Dividend Income		Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2022
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$5,987		—	$4,200,488

9. Redemption facility

The Fund and certain other participating funds within the Corporation, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by LMPFA or Franklin Resources, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 3, 2023.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended April 30, 2022.

10. Deferred capital losses

As of October 31, 2021, the Fund had deferred capital losses of $68,037,062, which have no expiration date, that will be available to offset future taxable capital gains.

11. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB

72	Western Asset Macro Opportunities Fund 2022 Semi-Annual Report

issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

12. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

*  *  *

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On March 5, 2021, the ICE Benchmark Administration, the administrator of LIBOR, stated that it will cease the publication of the overnight and one-, three-, six- and twelve-month USD LIBOR settings immediately following the LIBOR publication on Friday, June 30, 2023. All other LIBOR settings, including the one-week and two-month USD LIBOR settings, have ceased publication as of January 1, 2022. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

*  *  *

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and

Western Asset Macro Opportunities Fund 2022 Semi-Annual Report	73

Notes to financial statements (unaudited) (cont’d)

securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments was impaired. The Fund could determine at any time that certain of the most affected securities have little or no value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion. At April 30, 2022, the Fund had 0.85% of its net assets invested in securities with significant economic risk or exposure to Russia.

74	Western Asset Macro Opportunities Fund 2022 Semi-Annual Report

Western Asset

Macro Opportunities Fund

Directors

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Western Asset Management Company Ltd

Western Asset Management Company Pte. Ltd.

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent#

Franklin Templeton Investor

Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

#	Effective February 22, 2022, Franklin Templeton Investor Services, LLC replaced BNY Mellon Investment Servicing (US) Inc. as Transfer Agent.

Western Asset Macro Opportunities Fund

The Fund is a separate investment series of Western Asset Funds, Inc.

Western Asset Macro Opportunities Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM- FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656- 3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Macro Opportunities Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.franklintempleton.com, or contact the Fund at 877-6LM-FUND/656-3863.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset Management Company, LLC

Legg Mason, Inc. Subsidiaries

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

WASX016460 6/22 SR22-4433

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 24, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 24, 2022

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	June 24, 2022